American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity ETF (AVEM)
November 30, 2021

Avantis Emerging Markets Equity ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.2%
Brazil — 4.7%
3R PETROLEUM OLEO E GAS SA(1)	13,366	64,740
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	13,700	17,936
AES Brasil Energia SA	100,200	203,008
Aliansce Sonae Shopping Centers SA	48,900	177,530
Alliar Medicos A Frente SA(1)	10,800	35,367
Alpargatas SA, Preference Shares	3,700	25,615
Alupar Investimento SA	26,400	113,924
Ambev SA, ADR	304,087	857,525
Americanas SA(1)	13,550	73,030
Arezzo Industria e Comercio SA	7,300	87,454
Atacadao SA	54,300	147,296
Azul SA, ADR(1)(2)	10,860	136,619
B3 SA - Brasil Bolsa Balcao	323,400	640,259
Banco ABC Brasil SA, Preference Shares	28,810	87,426
Banco BMG SA, Preference Shares	46,900	24,110
Banco Bradesco SA	111,426	338,330
Banco Bradesco SA, ADR	391,439	1,377,865
Banco BTG Pactual SA	101,000	375,302
Banco do Brasil SA	103,590	583,930
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	67,300	121,627
Banco Inter SA	8,100	52,417
Banco Inter SA, Preference Shares	21,300	45,276
Banco Pan SA, Preference Shares	40,800	81,718
Banco Santander Brasil SA, ADR(2)	48,270	280,931
BB Seguridade Participacoes SA	101,100	376,213
Bemobi Mobile Tech SA(1)	4,500	11,590
BK Brasil Operacao e Assessoria a Restaurantes SA(1)	300	350
BR Malls Participacoes SA(1)	199,900	279,483
BR Properties SA	75,400	96,030
BrasilAgro - Co. Brasileira de Propriedades Agricolas	22,800	95,996
Braskem SA, ADR(1)	7,362	130,234
BRF SA, ADR(1)(2)	169,052	593,373
C&A Modas Ltda(1)	27,000	31,073
Camil Alimentos SA	43,500	73,508
CCR SA	328,400	703,316
Centrais Eletricas Brasileiras SA, ADR(2)	21,254	123,911
Centrais Eletricas Brasileiras SA, Class B Preference Shares	17,200	98,424
Cia Brasileira de Distribuicao, ADR(2)	66,905	270,965
Cia de Locacao das Americas	63,400	259,945
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(2)	38,015	228,850
Cia de Saneamento de Minas Gerais-COPASA	59,200	134,788
Cia de Saneamento do Parana	24,500	81,843
Cia de Saneamento do Parana, Preference Shares	222,200	149,402
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	9,100	37,877
Cia Energetica de Minas Gerais, ADR	218,360	502,228
Cia Energetica de Sao Paulo, Class B Preference Shares	32,500	137,588
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	14,600	112,996
Cia Paranaense de Energia, ADR	40,059	211,512

Cia Siderurgica Nacional SA, ADR	135,432	520,059
Cielo SA	419,700	155,283
Cogna Educacao(1)	27,500	12,082
Construtora Tenda SA	21,700	65,658
Cosan SA	76,296	288,391
CPFL Energia SA	39,000	183,420
Cristal Pigmentos do Brasil SA, Preference Shares	2,000	19,958
Cruzeiro do Sul Educacional SA	8,000	9,563
CSU Cardsystem SA	6,600	14,581
CVC Brasil Operadora e Agencia de Viagens SA(1)	44,744	107,844
Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,200	217,056
Dexco SA	91,100	291,521
Direcional Engenharia SA	14,000	25,027
EcoRodovias Infraestrutura e Logistica SA(1)	102,400	151,182
EDP - Energias do Brasil SA	52,100	197,952
Embraer SA, ADR(1)	59,960	823,251
Enauta Participacoes SA	55,000	130,411
Energisa SA	16,300	131,372
Eneva SA(1)	103,400	258,783
Engie Brasil Energia SA	59,100	408,518
Equatorial Energia SA	65,800	264,518
Eternit SA(1)	29,000	76,139
Eucatex SA Industria e Comercio, Preference Shares	16,500	23,744
Even Construtora e Incorporadora SA	47,100	49,933
Ez Tec Empreendimentos e Participacoes SA	15,600	50,780
Fleury SA	43,200	134,091
Fras-Le SA	20,200	47,393
Gafisa SA(1)	76,300	27,551
Gerdau SA, ADR	211,959	958,055
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR(1)(2)	5,559	7,227
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	6,098	34,332
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	13,121	36,759
GPC Participacoes SA	17,400	25,565
Grendene SA	44,600	66,164
GRUPO DE MODA SOMA SA(1)	58,504	136,533
Grupo Mateus SA(1)	100,300	104,549
Grupo SBF SA(1)	7,300	31,995
Guararapes Confeccoes SA	29,400	54,335
Hapvida Participacoes e Investimentos SA	58,500	113,840
Hypera SA	12,800	61,975
Iguatemi SA(1)	2,299	77,594
Iguatemi SA	10,000	48,045
Industrias Romi SA	10,966	30,742
Instituto Hermes Pardini SA	6,200	20,766
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	7,000	33,171
Iochpe Maxion SA(1)	28,000	71,471
Irani Papel e Embalagem SA	27,700	34,392
IRB Brasil Resseguros S/A(1)	194,096	148,113
Itau Unibanco Holding SA, ADR	467,969	1,834,438
JBS SA	104,000	656,908
JHSF Participacoes SA	79,200	66,777
Kepler Weber SA	6,400	35,416
Klabin SA	128,500	544,231
Lavvi Empreendimentos Imobiliarios Ltda	19,400	15,977

Light SA	71,000	152,814
Localiza Rent a Car SA	94,730	862,905
Locaweb Servicos de Internet SA	13,200	31,017
LOG Commercial Properties e Participacoes SA	8,000	31,819
Log-in Logistica Intermodal SA(1)	27,000	99,079
Lojas Americanas SA, Preference Shares	56,389	54,665
Lojas Quero Quero S/A	34,600	62,407
Lojas Renner SA	92,400	464,971
M Dias Branco SA	11,700	57,981
Magazine Luiza SA	135,700	187,552
Mahle-Metal Leve SA	10,400	53,740
Marcopolo SA, Preference Shares	96,800	45,629
Marfrig Global Foods SA	123,700	517,081
Marisa Lojas SA(1)	32,881	21,757
Meliuz SA	47,400	25,126
Metalurgica Gerdau SA, Preference Shares	72,500	136,828
Mills Estruturas e Servicos de Engenharia SA	23,700	22,680
Minerva SA	77,600	118,708
Mitre Realty Empreendimentos E Participacoes LTDA	16,000	19,638
Movida Participacoes SA	44,800	134,276
MPM Corporeos SA	9,000	13,079
MRV Engenharia e Participacoes SA	80,000	157,955
Multiplan Empreendimentos Imobiliarios SA	62,200	215,637
Natura & Co. Holding SA(1)	51,756	243,228
Notre Dame Intermedica Participacoes SA	13,388	146,719
Odontoprev SA	58,500	129,969
Omega Geracao SA(1)	21,700	103,987
Pet Center Comercio e Participacoes SA	10,930	35,346
Petro Rio SA(1)	139,500	498,511
Petroleo Brasileiro SA, ADR	237,252	2,531,479
Petroleo Brasileiro SA, ADR Preference Shares	303,590	3,142,157
Porto Seguro SA	25,400	100,527
Portobello SA	29,000	42,764
Positivo Tecnologia SA	25,200	41,149
Qualicorp Consultoria e Corretora de Seguros SA	35,800	99,723
Raia Drogasil SA	88,000	350,162
Randon SA Implementos e Participacoes, Preference Shares	53,400	105,150
Rede D'Or Sao Luiz SA	15,900	141,413
Rumo SA(1)	181,600	566,586
Santos Brasil Participacoes SA(1)	92,100	97,148
Sao Martinho SA	58,800	368,686
Sendas Distribuidora SA, ADR(2)	41,949	497,935
Sequoia Logistica e Transportes SA(1)	4,300	7,511
Ser Educacional SA	19,800	36,171
SIMPAR SA	94,900	177,246
Sinqia SA	4,800	13,123
SLC Agricola SA	30,800	209,722
StoneCo Ltd.(1)	133	2,033
StoneCo Ltd., A Shares(1)	4,898	76,409
Sul America SA	113,927	509,463
Suzano SA, ADR(1)	79,486	791,681
SYN prop e tech SA	16,500	35,983
Taurus Armas SA, Preference Shares(1)	25,100	100,144
Tegma Gestao Logistica SA	2,200	5,146

Telefonica Brasil SA, ADR(2)	31,063	274,286
TIM SA, ADR(2)	38,956	473,315
TOTVS SA	57,000	321,204
Transmissora Alianca de Energia Eletrica SA	51,900	333,269
Trisul SA	18,100	17,386
Tupy SA	23,900	82,220
Ultrapar Participacoes SA, ADR(2)	138,484	354,519
Unipar Carbocloro SA, Preference Shares	15,500	247,036
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	109,900	265,472
Vale SA, ADR	332,580	4,114,015
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA(1)	6,500	9,689
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA(1)	18,000	35,284
Via S/A(1)	40,900	41,541
Vibra Energia SA	217,700	842,245
Vivara Participacoes SA	8,900	38,533
Vulcabras Azaleia SA	16,100	29,125
WEG SA	119,800	685,960
Wiz Solucoes e Corretagem de Seguros SA	29,400	43,040
XP, Inc., Class A(1)	8,935	256,256
YDUQS Participacoes SA	48,300	187,036
		43,972,207
Chile — 0.5%
AES Andes SA	716,685	78,812
Aguas Andinas SA, A Shares	872,574	185,743
Banco de Chile	4,157,640	401,916
Banco de Credito e Inversiones SA	5,419	183,417
Banco Santander Chile, ADR	20,818	368,687
Besalco SA	44,236	12,554
CAP SA	24,949	225,369
Cencosud SA	260,057	415,210
Cencosud Shopping SA	63,751	67,394
Cia Cervecerias Unidas SA, ADR	18,165	291,911
Cia Sud Americana de Vapores SA	3,138,368	215,676
Colbun SA	1,466,162	96,133
Embotelladora Andina SA, Class B Preference Shares	92,012	189,134
Empresa Nacional de Telecomunicaciones SA	32,914	115,507
Empresas CMPC SA	122,560	198,348
Empresas COPEC SA	37,723	278,439
Enel Americas SA, ADR(2)	40,143	248,887
Enel Chile SA	5,154,821	224,929
Engie Energia Chile SA	182,950	111,876
Falabella SA	59,522	184,230
Forus SA	124	155
Grupo Security SA	164,860	22,275
Inversiones Aguas Metropolitanas SA	50,459	26,932
Itau CorpBanca Chile SA(1)	44,740,341	92,069
Latam Airlines Group SA, ADR(1)	8,447	3,629
Parque Arauco SA(1)	118,434	114,340
Ripley Corp. SA(1)	194,258	31,902
Sociedad Quimica y Minera de Chile SA, ADR	5,965	371,381
Vina Concha y Toro SA	110,663	199,029
		4,955,884
China — 30.7%
360 DigiTech, Inc., ADR(1)	40,123	934,063

361 Degrees International Ltd.(1)(2)	282,000	141,076
3SBio, Inc.(1)	474,500	405,648
51job, Inc., ADR(1)	5,511	317,985
A-Living Smart City Services Co. Ltd.	214,000	502,767
AAC Technologies Holdings, Inc.(2)	247,000	1,078,812
Agile Group Holdings Ltd.	438,000	288,083
Agora, Inc., ADR(1)(2)	1,677	35,049
Agricultural Bank of China Ltd., H Shares	3,397,000	1,121,936
Air China Ltd., H Shares(1)	54,000	33,975
Alibaba Group Holding Ltd., ADR(1)	80,943	10,322,661
Alibaba Health Information Technology Ltd.(1)	150,000	137,963
Alibaba Pictures Group Ltd.(1)	1,030,000	105,717
Aluminum Corp. of China Ltd., H Shares(1)	1,354,000	661,012
Angang Steel Co. Ltd., H Shares	32,000	14,178
Anhui Conch Cement Co. Ltd., H Shares	204,500	931,054
Anhui Expressway Co. Ltd., H Shares	132,000	99,981
ANTA Sports Products Ltd.	88,000	1,405,248
Anton Oilfield Services Group(1)	330,000	18,111
Aoyuan Healthy Life Group Co. Ltd.(1)	143,000	53,598
Ascletis Pharma, Inc.(1)	64,000	25,749
Asia Cement China Holdings Corp.	188,500	119,564
Ausnutria Dairy Corp. Ltd.(1)	213,000	244,356
Autohome, Inc., ADR	12,138	414,755
BAIC Motor Corp. Ltd., H Shares	266,000	109,617
Baidu, Inc., ADR(1)	35,042	5,250,693
BAIOO Family Interactive Ltd.(2)	448,000	36,622
Bank of China Ltd., H Shares	11,081,000	3,847,723
Bank of Chongqing Co. Ltd., H Shares	216,000	119,653
Bank of Communications Co. Ltd., H Shares	1,641,000	955,458
BBMG Corp., H Shares	181,000	26,693
BC Technology Group Ltd.(1)	10,500	15,345
BeiGene Ltd., ADR(1)	2,821	980,382
Beijing Capital International Airport Co. Ltd., H Shares(1)	384,000	222,896
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)	31,750	74,841
Beijing Energy International Holding Co. Ltd.(1)(2)	70,000	2,387
Beijing Enterprises Clean Energy Group Ltd.(1)(2)	7,260,000	87,477
Beijing Enterprises Holdings Ltd.	115,500	389,693
Beijing Enterprises Urban Resources Group Ltd.(1)	580,000	35,220
Beijing Enterprises Water Group Ltd.	712,000	264,849
Beijing Jingneng Clean Energy Co. Ltd., H Shares	250,000	71,193
Beijing North Star Co. Ltd., H Shares	4,000	578
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	97,000	130,012
Best Pacific International Holdings Ltd.	4,000	1,137
Bilibili, Inc., ADR(1)	4,844	319,752
Binjiang Service Group Co. Ltd.	36,000	99,002
BOC Aviation Ltd.	66,600	469,062
BOE Varitronix Ltd.	79,000	98,904
Bosideng International Holdings Ltd.	1,428,000	1,004,917
Burning Rock Biotech Ltd., ADR(1)(2)	3,162	48,885
BYD Co. Ltd., H Shares	104,500	4,110,359
BYD Electronic International Co. Ltd.(2)	209,000	773,203
C&D International Investment Group Ltd.	23,980	45,711
C&D Property Management Group Co. Ltd.(1)	132,000	71,086
CA Cultural Technology Group Ltd.(1)	30,000	2,347

Cabbeen Fashion Ltd.	104,000	40,494
Canadian Solar, Inc.(1)	16,179	613,831
CanSino Biologics, Inc., H Shares(1)(2)	1,400	30,737
Canvest Environmental Protection Group Co. Ltd.	204,000	108,234
Cathay Media And Education Group, Inc.	96,000	38,987
Central China Management Co. Ltd.	117,000	22,515
Central China New Life Ltd.(1)	65,000	41,492
Central China Real Estate Ltd.	218,000	30,797
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)(2)	53,400	66,782
Chaowei Power Holdings Ltd.	168,000	44,826
Chen Lin Education Group Holdings Ltd.(1)	70,000	19,015
China Aoyuan Group Ltd.	417,000	116,553
China Automotive Systems, Inc.(1)	5,187	15,924
China BlueChemical Ltd., H Shares	714,000	216,729
China Bohai Bank Co. Ltd., H Shares	950,500	281,337
China Bright Culture Group(1)	89,000	7,987
China Cinda Asset Management Co. Ltd., H Shares	2,821,000	450,752
China CITIC Bank Corp. Ltd., H Shares	1,767,000	758,403
China Coal Energy Co. Ltd., H Shares(2)	103,000	51,892
China Communications Services Corp. Ltd., H Shares	944,000	449,400
China Conch Venture Holdings Ltd.	359,000	1,754,764
China Construction Bank Corp., H Shares	13,249,000	8,633,129
China Datang Corp. Renewable Power Co. Ltd., H Shares	1,332,000	512,053
China Dongxiang Group Co. Ltd.	1,053,000	96,294
China East Education Holdings Ltd.(1)	94,500	98,756
China Eastern Airlines Corp. Ltd., H Shares(1)	116,000	40,237
China Education Group Holdings Ltd.	284,000	522,426
China Energy Development Holdings Ltd.(1)	4,000	74
China Everbright Bank Co. Ltd., H Shares	691,000	236,913
China Everbright Environment Group Ltd.	1,596,000	1,055,642
China Everbright Greentech Ltd.(2)	198,000	67,619
China Everbright Ltd.	416,000	445,883
China Everbright Water Ltd.	126,000	26,701
China Everbright Water Ltd. (Singapore)(2)	138,500	29,367
China Feihe Ltd.	638,000	853,465
China Foods Ltd.	232,000	86,322
China Galaxy Securities Co. Ltd., H Shares	1,012,000	557,780
China Gas Holdings Ltd.	94,000	169,587
China Glass Holdings Ltd.(1)	622,000	149,566
China Hanking Holdings Ltd.	175,000	29,729
China Harmony Auto Holding Ltd.	269,500	148,520
China High Speed Transmission Equipment Group Co. Ltd.(1)	53,000	43,880
China Hongqiao Group Ltd.	589,500	570,647
China Huarong Asset Management Co. Ltd., H Shares(1)	2,119,000	182,063
China Index Holdings Ltd., ADR(1)(2)	1,125	1,271
China International Capital Corp. Ltd., H Shares	411,600	995,720
China Isotope & Radiation Corp.(2)	14,400	41,037
China Kepei Education Group Ltd.	130,000	70,603
China Lesso Group Holdings Ltd.	389,000	564,916
China Life Insurance Co. Ltd., ADR(2)	152,295	1,242,727
China Lilang Ltd.	164,000	87,825
China Literature Ltd.(1)(2)	57,400	400,700
China Logistics Property Holdings Co. Ltd.(1)(2)	99,000	53,303
China Longyuan Power Group Corp. Ltd., H Shares	1,207,000	2,467,188

China Maple Leaf Educational Systems Ltd.(1)	430,000	47,961
China Medical System Holdings Ltd.	552,000	904,062
China Meidong Auto Holdings Ltd.	156,000	754,231
China Mengniu Dairy Co. Ltd.(1)	583,000	3,267,478
China Merchants Bank Co. Ltd., H Shares	540,000	4,183,344
China Merchants Land Ltd.(1)	148,000	16,152
China Merchants Port Holdings Co. Ltd.	359,545	553,267
China Minsheng Banking Corp. Ltd., H Shares(2)	1,263,000	485,608
China Modern Dairy Holdings Ltd.(2)	951,000	159,024
China Molybdenum Co. Ltd., H Shares	345,000	211,653
China National Building Material Co. Ltd., H Shares	1,850,000	1,987,490
China New Higher Education Group Ltd.	391,000	196,308
China Oil & Gas Group Ltd.(1)	280,000	16,358
China Oriental Group Co. Ltd.	264,000	69,777
China Pacific Insurance Group Co. Ltd., H Shares	464,800	1,348,204
China Petroleum & Chemical Corp., ADR	33,564	1,468,425
China Pioneer Pharma Holdings Ltd.	123,000	18,876
China Power International Development Ltd.	1,460,000	742,904
China Railway Group Ltd., H Shares	884,000	420,267
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	49,639
China Rare Earth Holdings Ltd.(1)(2)	430,000	42,322
China Reinsurance Group Corp., H Shares	302,000	28,247
China Renaissance Holdings Ltd.(1)	85,300	177,320
China Resources Beer Holdings Co. Ltd.	162,000	1,328,831
China Resources Cement Holdings Ltd.	828,000	602,696
China Resources Gas Group Ltd.	124,000	642,037
China Resources Land Ltd.	820,000	3,425,726
China Resources Medical Holdings Co. Ltd.	293,500	183,877
China Resources Mixc Lifestyle Services Ltd.	32,200	158,875
China Resources Pharmaceutical Group Ltd.	433,500	188,515
China Resources Power Holdings Co. Ltd.	840,000	2,174,887
China Sanjiang Fine Chemicals Co. Ltd.	248,000	75,742
China SCE Group Holdings Ltd.	496,000	130,966
China Shengmu Organic Milk Ltd.(1)	205,000	14,181
China Shenhua Energy Co. Ltd., H Shares	689,500	1,428,527
China Shineway Pharmaceutical Group Ltd.	102,000	94,096
China Shuifa Singyes Energy Holdings Ltd.(2)	306,000	68,496
China Silver Group Ltd.(1)	420,000	32,443
China South City Holdings Ltd.	1,232,000	81,915
China Southern Airlines Co. Ltd., H Shares(1)(2)	148,000	81,727
China Sunshine Paper Holdings Co. Ltd.(1)	221,500	61,832
China Suntien Green Energy Corp. Ltd., H Shares	807,000	564,631
China Taiping Insurance Holdings Co. Ltd.	623,600	867,497
China Tobacco International HK Co. Ltd.	34,000	77,343
China Tower Corp. Ltd., H Shares	11,900,000	1,506,218
China Traditional Chinese Medicine Holdings Co. Ltd.	992,000	477,483
China Travel International Investment Hong Kong Ltd.(1)	278,000	46,684
China Vanke Co. Ltd., H Shares	336,000	762,271
China Vast Industrial Urban Development Co. Ltd.	5,000	1,082
China Water Affairs Group Ltd.	204,000	234,072
China Wood Optimization Holding Ltd.(1)	8,000	923
China Xinhua Education Group Ltd.	56,000	12,585
China XLX Fertiliser Ltd.	271,000	164,368
China Yongda Automobiles Services Holdings Ltd.	429,000	649,098

China Yuchai International Ltd.	4,954	58,705
China Yuhua Education Corp. Ltd.	496,000	236,788
China ZhengTong Auto Services Holdings Ltd.(1)	574,000	70,686
Chindata Group Holdings Ltd., ADR(1)	3,875	36,657
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	233,039
CIFI Ever Sunshine Services Group Ltd.	262,000	440,806
CIFI Holdings Group Co. Ltd.	569,631	309,681
CIMC Enric Holdings Ltd.(2)	344,000	468,410
CIMC Vehicles Group Co. Ltd., Class H	20,000	12,284
CITIC Ltd.	1,094,000	985,449
CITIC Securities Co. Ltd., H Shares	533,000	1,267,174
CMGE Technology Group Ltd.(1)(2)	360,000	153,833
COFCO Joycome Foods Ltd.(1)(2)	339,000	113,876
Cogobuy Group(1)(2)	198,000	72,582
Colour Life Services Group Co. Ltd.(1)(2)	43,000	6,396
Concord New Energy Group Ltd.	2,120,000	217,212
Consun Pharmaceutical Group Ltd.	108,000	51,590
Coolpad Group Ltd.(1)	2,466,000	119,121
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	136,000	53,510
COSCO SHIPPING Holdings Co. Ltd., Class H(1)(2)	711,749	1,213,052
COSCO SHIPPING International Hong Kong Co. Ltd.	86,000	26,612
COSCO SHIPPING Ports Ltd.	430,621	338,408
Country Garden Holdings Co. Ltd.(2)	1,844,339	1,625,448
Country Garden Services Holdings Co. Ltd.	208,000	1,261,033
CPMC Holdings Ltd.	165,000	84,717
Crazy Sports Group Ltd.(1)(2)	902,000	38,644
CSPC Pharmaceutical Group Ltd.	2,905,760	3,012,569
CSSC Hong Kong Shipping Co. Ltd.	498,000	68,254
CStone Pharmaceuticals(1)	35,000	46,607
Dada Nexus Ltd., ADR(1)	2,320	41,922
DaFa Properties Group Ltd.	31,000	17,266
Dali Foods Group Co. Ltd.	640,000	335,751
Daqo New Energy Corp., ADR(1)	17,637	1,011,306
Datang International Power Generation Co. Ltd., H Shares	184,000	29,282
Dawnrays Pharmaceutical Holdings Ltd.	55,000	12,025
Dexin China Holdings Co. Ltd.(1)	50,000	16,345
DiDi Global, Inc., ADR(1)(2)	13,363	101,960
Differ Group Holding Co. Ltd.(1)	1,406,000	285,559
Digital China Holdings Ltd.	182,000	98,886
Dongfeng Motor Group Co. Ltd., Class H	868,000	805,790
Dongyue Group Ltd.	644,000	1,216,273
DouYu International Holdings Ltd., ADR(1)	16,143	44,878
Duiba Group Ltd.(1)	119,600	24,050
Dynagreen Environmental Protection Group Co. Ltd., H Shares	40,000	20,653
E-House China Enterprise Holdings Ltd.	180,000	33,942
Ebang International Holdings, Inc., A Shares(1)	17,067	25,088
Edvantage Group Holdings Ltd.	88,000	56,987
EHang Holdings Ltd., ADR(1)(2)	1,616	34,178
ENN Energy Holdings Ltd.	112,300	2,102,610
Essex Bio-technology Ltd.	120,000	84,798
Excellence Commercial Property & Facilities Management Group Ltd.(1)	20,000	11,949
Fanhua, Inc., ADR(2)	17,814	228,019
Fantasia Holdings Group Co. Ltd.(1)(2)	343,500	13,876
FIH Mobile Ltd.(1)	870,000	126,822

FinVolution Group, ADR	56,836	333,627
Fire Rock Holdings Ltd.	186,000	51,270
First Tractor Co. Ltd., H Shares(2)	74,000	34,003
Flat Glass Group Co. Ltd., H Shares(2)	39,000	170,082
Fosun International Ltd.	457,500	499,284
Fountain SET Holdings Ltd.	36,000	6,192
Fu Shou Yuan International Group Ltd.	473,000	380,156
Fufeng Group Ltd.(1)	578,000	230,992
Fusen Pharmaceutical Co. Ltd.	46,000	13,511
Fuyao Glass Industry Group Co. Ltd., H Shares	140,400	770,541
Ganfeng Lithium Co. Ltd., H Shares	12,200	235,793
GCL New Energy Holdings Ltd.(1)	638,000	25,241
GCL-Poly Energy Holdings Ltd.(1)(2)	3,342,000	1,207,737
GDS Holdings Ltd., ADR(1)	18,971	1,063,135
Geely Automobile Holdings Ltd.	932,000	2,752,583
Gemdale Properties & Investment Corp. Ltd.	2,266,000	217,415
Genertec Universal Medical Group Co. Ltd.	286,500	197,810
Genor Biopharma Holdings Ltd.(1)(2)	12,000	13,106
GF Securities Co. Ltd., H Shares	360,600	628,249
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	1,469
Global Cord Blood Corp.(1)(2)	18,571	74,098
Glorious Property Holdings Ltd.(1)	130,000	3,961
Glory Sun Financial Group Ltd.(1)	324,000	9,528
Goodbaby International Holdings Ltd.(1)	338,000	49,236
Grand Baoxin Auto Group Ltd.(1)	30,000	2,895
Grand Pharmaceutical Group Ltd.	478,000	392,790
Great Wall Motor Co. Ltd., H Shares	570,500	2,370,501
Greatview Aseptic Packaging Co. Ltd.	139,000	46,786
Greenland Hong Kong Holdings Ltd.	137,000	27,690
Greentown China Holdings Ltd.(2)	105,000	155,390
Greentown Management Holdings Co. Ltd.	194,000	112,174
GreenTree Hospitality Group Ltd., ADR(1)(2)	2,321	18,057
Guangdong Investment Ltd.	320,000	425,836
Guangzhou Automobile Group Co. Ltd., H Shares	340,000	346,782
Guangzhou R&F Properties Co. Ltd., H Shares(2)	712,800	385,794
Guorui Properties Ltd.(1)	17,000	777
Guotai Junan Securities Co. Ltd., H Shares(1)	69,200	92,254
Haidilao International Holding Ltd.(2)	107,000	235,786
Haier Smart Home Co. Ltd., H Shares	414,200	1,545,623
Hainan Meilan International Airport Co. Ltd., H Shares(1)	84,000	274,695
Haitian International Holdings Ltd.	232,000	640,843
Haitong Securities Co. Ltd., H Shares	884,800	742,890
Hangzhou Tigermed Consulting Co. Ltd., H Shares	10,900	172,659
Hansoh Pharmaceutical Group Co. Ltd.	102,000	209,078
Harbin Electric Co. Ltd., H Shares	358,000	169,015
HC Group, Inc.(1)	7,500	754
Hebei Construction Group Corp. Ltd., H Shares	68,000	11,605
Hello Group, Inc., ADR	56,528	654,029
Hengan International Group Co. Ltd.	213,000	1,028,641
HengTen Networks Group Ltd.(1)	42,800	18,020
Hi Sun Technology China Ltd.(1)	363,000	46,672
Hisense Home Appliances Group Co. Ltd., H Shares	89,000	85,638
Hollysys Automation Technologies Ltd.(1)	30,258	467,789
Homeland Interactive Technology Ltd.(1)	142,000	26,977

Honworld Group Ltd.(1)	7,500	2,953
Hope Education Group Co. Ltd.(2)	900,000	196,286
Hopson Development Holdings Ltd.	157,300	380,620
Hua Hong Semiconductor Ltd.(1)	49,000	326,464
Hua Medicine(1)	41,000	21,555
Huabao International Holdings Ltd.(2)	172,000	493,488
Huadian Power International Corp. Ltd., H Shares(2)	132,000	41,062
Huaneng Power International, Inc., H Shares	960,000	428,560
Huatai Securities Co. Ltd., H Shares	528,200	756,802
Huaxi Holdings Co. Ltd.	14,000	3,437
Huazhong In-Vehicle Holdings Co. Ltd.(2)	248,000	139,604
Huazhu Group Ltd., ADR(1)	34,864	1,377,825
Huijing Holdings Co. Ltd.(2)	376,000	92,793
HUYA, Inc., ADR(1)	9,434	81,227
I-Mab, ADR(1)	2,742	165,781
iDreamSky Technology Holdings Ltd.(1)(2)	158,000	131,858
IMAX China Holding, Inc.	32,000	52,964
Industrial & Commercial Bank of China Ltd., H Shares	6,149,000	3,249,335
Inke Ltd.(1)	296,000	66,625
Innovent Biologics, Inc.(1)	56,000	494,726
International Alliance Financial Leasing Co. Ltd.(1)	30,000	8,448
iQIYI, Inc., ADR(1)(2)	45,671	284,987
IVD Medical Holding Ltd.	3,000	1,323
JD Health International, Inc.(1)	10,150	87,718
JD.com, Inc., ADR(1)	65,273	5,490,112
JH Educational Technology, Inc.(1)(2)	102,000	32,476
Jiangsu Expressway Co. Ltd., H Shares	320,000	311,185
Jiangxi Copper Co. Ltd., H Shares	253,000	406,569
Jiayuan International Group Ltd.	60,000	23,105
Jinchuan Group International Resources Co. Ltd.(2)	1,102,000	165,914
Jingrui Holdings Ltd.(1)	30,000	7,730
Jinke Smart Services Group Co. Ltd., H Shares(2)	38,500	153,892
JinkoSolar Holding Co. Ltd., ADR(1)(2)	10,895	569,591
Jinxin Fertility Group Ltd.(1)	454,000	630,873
Jiumaojiu International Holdings Ltd.	191,000	394,509
JNBY Design Ltd.	83,000	140,167
JOYY, Inc., ADR	8,088	414,106
Jutal Offshore Oil Services Ltd.	186,000	20,884
JW Cayman Therapeutics Co. Ltd.(1)(2)	7,000	11,319
Kaisa Group Holdings Ltd.(1)	416,000	56,736
Kaisa Prosperity Holdings Ltd.(1)	26,500	44,178
Kandi Technologies Group, Inc.(1)	8,347	31,802
Kangji Medical Holdings Ltd.(2)	103,500	116,072
Kasen International Holdings Ltd.(1)	147,000	11,320
KE Holdings, Inc., ADR(1)	13,314	266,413
Kingboard Holdings Ltd.	211,000	1,059,196
Kingboard Laminates Holdings Ltd.	342,000	599,661
Kingdee International Software Group Co. Ltd.(1)	165,000	495,223
Kingsoft Corp. Ltd.	151,200	654,277
Koolearn Technology Holding Ltd.(1)	6,000	6,268
Kuaishou Technology(1)	6,700	72,736
Kunlun Energy Co. Ltd.	986,000	927,320
KWG Group Holdings Ltd.	358,000	265,475
KWG Living Group Holdings Ltd.	255,249	154,301

Lee & Man Paper Manufacturing Ltd.	366,000	251,204
Lee's Pharmaceutical Holdings Ltd.	73,500	33,012
Lenovo Group Ltd.	1,284,000	1,314,828
Leoch International Technology Ltd.(1)	124,000	13,965
LexinFintech Holdings Ltd., ADR(1)	52,966	222,457
Li Auto, Inc., ADR(1)	34,409	1,219,455
Li Ning Co. Ltd.	467,500	5,287,700
Lifetech Scientific Corp.(1)	528,000	285,429
Logan Group Co. Ltd.	211,000	203,587
Longfor Group Holdings Ltd.	438,000	2,079,083
Lonking Holdings Ltd.	829,000	213,881
Lufax Holding Ltd., ADR(1)	23,057	147,104
Luokung Technology Corp.(1)	25,975	22,338
Luoyang Glass Co. Ltd., H Shares(1)	20,000	41,051
Luye Pharma Group Ltd.(1)(2)	562,500	257,878
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	194,000	35,141
Maanshan Iron & Steel Co. Ltd., H Shares	60,000	21,320
Maoyan Entertainment(1)	86,000	96,692
Meitu, Inc.(1)	711,500	147,072
Meituan, Class B(1)	166,600	5,063,689
Metallurgical Corp. of China Ltd., H Shares	198,000	49,990
Midea Real Estate Holding Ltd.(2)	98,200	170,284
Minsheng Education Group Co. Ltd.(1)	254,000	34,507
Minth Group Ltd.	164,000	761,671
MMG Ltd.(1)	528,000	191,229
Mobvista, Inc.(1)	23,000	20,087
Mulsanne Group Holding Ltd.(1)(2)	87,500	69,799
Nam Tai Property, Inc.(1)(2)	3,469	62,130
NetDragon Websoft Holdings Ltd.	121,000	275,627
NetEase, Inc., ADR	61,459	6,620,978
New China Life Insurance Co. Ltd., H Shares	263,300	703,356
New Oriental Education & Technology Group, Inc., ADR(1)	356,532	787,936
Newborn Town, Inc.(1)	56,000	27,685
Nexteer Automotive Group Ltd.	397,000	513,256
Nine Dragons Paper Holdings Ltd.	496,000	553,259
NIO, Inc., ADR(1)	46,448	1,817,510
NiSun International Enterprise Development Group Co. Ltd.(1)(2)	2,765	20,903
Niu Technologies, ADR(1)	7,189	146,224
Noah Holdings Ltd., ADR(1)	14,144	515,266
Nongfu Spring Co. Ltd., H Shares(2)	25,000	143,469
Ocumension Therapeutics(1)	8,500	18,102
Pacific Online Ltd.	32,000	6,167
PAX Global Technology Ltd.	500,000	386,867
People's Insurance Co. Group of China Ltd. (The), H Shares	1,369,000	400,004
PetroChina Co. Ltd., ADR	34,871	1,514,796
Pharmaron Beijing Co. Ltd., H Shares	11,800	243,450
PICC Property & Casualty Co. Ltd., H Shares	1,818,000	1,554,285
Pinduoduo, Inc., ADR(1)	18,700	1,243,550
Ping An Healthcare and Technology Co. Ltd.(1)(2)	27,100	102,033
Ping An Insurance Group Co. of China Ltd., H Shares	822,782	5,703,724
Poly Property Group Co. Ltd.	776,000	195,060
Poly Property Services Co. Ltd.	49,200	334,590
Postal Savings Bank of China Co. Ltd., H Shares	1,502,000	1,017,513
Pou Sheng International Holdings Ltd.(1)	171,000	24,108

Powerlong Commercial Management Holdings Ltd.	56,000	112,846
Powerlong Real Estate Holdings Ltd.	327,000	196,976
Prinx Chengshan Holdings Ltd.	12,500	9,960
Q Technology Group Co. Ltd.	186,000	261,713
Qeeka Home Cayman, Inc.(1)	6,000	884
Qudian, Inc., ADR(1)	69,556	97,378
Radiance Holdings Group Co. Ltd.(1)(2)	264,000	130,865
Redco Properties Group Ltd.(2)	44,000	12,756
Redsun Properties Group Ltd.	396,000	111,730
ReneSola Ltd., ADR(1)(2)	3,023	20,859
Road King Infrastructure Ltd.	27,000	25,192
Ronshine China Holdings Ltd.(1)(2)	152,000	57,810
Sany Heavy Equipment International Holdings Co. Ltd.	306,000	317,683
Seazen Group Ltd.(1)	694,000	501,054
Shandong Gold Mining Co. Ltd., H Shares(2)	140,500	253,145
Shandong Molong Petroleum Machinery Co. Ltd., H Shares(1)	78,400	32,909
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	776,000	1,091,891
Shanghai Electric Group Co. Ltd., H Shares	208,000	59,338
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	42,500	219,598
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)	60,000	217,225
Shanghai Industrial Holdings Ltd.	154,000	221,330
Shanghai Industrial Urban Development Group Ltd.	403,600	34,952
Shanghai Jin Jiang Capital Co. Ltd., H Shares	10,000	3,697
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	226,700	413,347
Sheng Ye Capital Ltd.	48,000	43,658
Shenzhen Expressway Co. Ltd., H Shares	172,000	160,484
Shenzhen International Holdings Ltd.	425,000	463,549
Shenzhen Investment Ltd.	1,130,000	255,901
Shenzhou International Group Holdings Ltd.	122,600	2,302,164
Shimao Group Holdings Ltd.	198,000	228,192
Shimao Services Holdings Ltd.	45,000	55,604
Shoucheng Holdings Ltd.	232,800	56,492
Shougang Fushan Resources Group Ltd.	797,249	206,851
Shui On Land Ltd.	1,692,500	224,949
Sihuan Pharmaceutical Holdings Group Ltd.(2)	513,000	100,022
Simcere Pharmaceutical Group Ltd.	24,000	28,598
Sino Biopharmaceutical Ltd.	2,922,500	2,136,473
Sino-Ocean Group Holding Ltd.	1,335,000	312,195
Sinolink Worldwide Holdings Ltd.(1)	270,000	8,584
Sinopec Engineering Group Co. Ltd., H Shares	280,500	136,549
Sinopec Kantons Holdings Ltd.	268,000	97,637
Sinopec Shanghai Petrochemical Co. Ltd., ADR	3,184	73,391
Sinopharm Group Co. Ltd., H Shares	203,200	441,601
Sinotrans Ltd., H Shares	138,000	43,967
Sinotruk Hong Kong Ltd.	178,000	263,412
Skyfame Realty Holdings Ltd.	158,000	17,839
Skyworth Group Ltd.(1)	408,924	248,192
So-Young International, Inc., ADR(1)(2)	2,142	7,775
SOHO China Ltd.(1)	514,000	114,593
Sohu.com Ltd., ADR(1)	9,628	162,424
SOS Ltd., ADR(1)	10,397	13,308
South Manganese Investment Ltd.(1)	400,000	50,155
SSY Group Ltd.	592,000	296,129
Sun King Technology Group Ltd.(1)(2)	382,000	252,754

Sunac China Holdings Ltd.	710,000	1,273,268
Sunac Services Holdings Ltd.(1)	138,120	218,358
Sunny Optical Technology Group Co. Ltd.	112,500	3,388,590
Sunpower Group Ltd.	95,900	33,685
Suoxinda Holdings Ltd.(1)	28,000	24,129
TCL Electronics Holdings Ltd.(1)	290,000	152,491
Tencent Holdings Ltd.	466,100	27,182,512
Tian Ge Interactive Holdings Ltd.(1)	9,000	991
Tian Lun Gas Holdings Ltd.	99,500	94,872
Tiangong International Co. Ltd.(2)	392,000	229,585
Tianjin Development Holdings Ltd.	6,000	1,233
Tianli Education International Holdings Ltd.	497,000	121,732
Tianneng Power International Ltd.(2)	342,000	377,147
Tianyun International Holdings Ltd.(1)	84,000	16,404
Tibet Water Resources Ltd.(1)	19,000	1,311
Times China Holdings Ltd.	75,000	40,044
Times Neighborhood Holdings Ltd.	11,538	5,086
Tingyi Cayman Islands Holding Corp.	668,000	1,290,518
Tong Ren Tang Technologies Co. Ltd., H Shares	198,000	149,172
Tongcheng-Elong Holdings Ltd.(1)	289,200	595,571
Tongda Group Holdings Ltd.(1)	1,485,000	47,016
Tongdao Liepin Group(1)	7,000	13,640
Topsports International Holdings Ltd.	470,000	546,504
Towngas China Co. Ltd.(1)	298,000	202,052
TravelSky Technology Ltd., H Shares	95,000	156,913
Trigiant Group Ltd.(1)	28,000	2,224
Trip.com Group Ltd., ADR(1)	45,065	1,239,287
Tsingtao Brewery Co. Ltd., H Shares	90,000	727,507
Uni-President China Holdings Ltd.	462,000	453,268
United Strength Power Holdings Ltd.	21,000	35,803
Up Fintech Holding Ltd., ADR(1)(2)	6,568	39,671
Uxin Ltd., ADR(1)	9,348	20,659
Vinda International Holdings Ltd.	113,000	306,056
Viomi Technology Co. Ltd., ADR(1)(2)	5,721	17,335
Vipshop Holdings Ltd., ADR(1)	128,299	1,253,481
Vnet Group, Inc., ADR(1)	5,375	52,245
Want Want China Holdings Ltd.	1,649,000	1,391,938
Weibo Corp., ADR(1)	18,024	717,535
Weichai Power Co. Ltd., H Shares	439,000	778,589
Weiqiao Textile Co., H Shares	80,000	26,610
West China Cement Ltd.	1,358,000	231,019
Wharf Holdings Ltd. (The)	393,000	1,374,791
Wisdom Education International Holdings Co. Ltd.(2)	296,000	55,799
Wison Engineering Services Co. Ltd.(1)	19,000	896
Wuling Motors Holdings Ltd.(2)	350,000	81,260
WuXi AppTec Co. Ltd., H Shares	25,304	560,613
Wuxi Biologics Cayman, Inc.(1)	250,000	3,372,446
X Financial, ADR(1)(2)	464	1,953
XD, Inc.(1)	98,400	584,685
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	169,500	117,056
Xin Point Holdings Ltd.	57,000	21,796
Xingda International Holdings Ltd.	154,482	33,669
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	146,000	110,254
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	340,000	745,191

Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	129,000	21,675
Xinyi Energy Holdings Ltd.	440,000	225,960
Xinyi Solar Holdings Ltd.	1,230,976	2,263,625
XPeng, Inc., ADR(1)	22,204	1,221,220
XTEP International Holdings Ltd.(2)	684,000	923,954
Xunlei Ltd., ADR(1)	5,199	12,218
Yadea Group Holdings Ltd.	402,000	718,456
Yanzhou Coal Mining Co. Ltd., H Shares(2)	612,000	958,209
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	71,000	51,631
Yidu Tech, Inc.(1)(2)	27,900	76,591
Yihai International Holding Ltd.(1)(2)	55,000	295,089
Youdao, Inc., ADR(1)(2)	2,573	40,808
YuanShengTai Dairy Farm Ltd.(1)	252,000	10,397
Yuexiu Property Co. Ltd.	402,400	375,616
Yuexiu Transport Infrastructure Ltd.	372,000	230,929
Yum China Holdings, Inc.	100,583	5,039,208
Yuzhou Group Holdings Co. Ltd.	263,955	26,090
Zai Lab Ltd., ADR(1)	1,294	89,609
Zengame Technology Holding Ltd.	150,000	23,795
Zepp Health Corp., ADR(1)(2)	6,661	45,228
Zhaojin Mining Industry Co. Ltd., H Shares	453,000	473,544
Zhejiang Expressway Co. Ltd., H Shares	540,000	509,704
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares(2)	73,200	80,351
Zhenro Properties Group Ltd.	482,000	271,674
Zhong An Group Ltd.(1)	415,000	15,683
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	3,000	10,224
Zhongliang Holdings Group Co. Ltd.(2)	269,500	116,970
Zhongsheng Group Holdings Ltd.	154,500	1,265,482
Zhongyu Gas Holdings Ltd.	36,000	35,276
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	262,000	240,677
Zhuguang Holdings Group Co. Ltd.	616,000	125,651
Zijin Mining Group Co. Ltd., H Shares	940,000	1,247,333
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	148,400	97,219
ZTO Express Cayman, Inc., ADR	71,024	2,245,069
		285,808,147
Colombia — 0.2%
Banco Davivienda SA, Preference Shares(1)	24,226	184,651
Bancolombia SA	19,219	151,299
Bancolombia SA, ADR	9,545	304,104
Cementos Argos SA	18,987	28,920
Corp. Financiera Colombiana SA(1)	24,838	179,368
Ecopetrol SA, ADR	34,568	444,199
Empresa de Telecomunicaciones de Bogota(1)	18,600	907
Grupo Argos SA	35,212	110,175
Interconexion Electrica SA ESP	65,994	347,563
		1,751,186
Czech Republic — 0.2%
CEZ AS	18,400	600,272
Komercni banka AS	10,595	404,633
Moneta Money Bank AS(1)	79,292	337,818
		1,342,723
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR(1)	211,660	654,924
Greece — 0.3%
Alpha Services and Holdings SA(1)	336,813	393,209

Athens Water Supply & Sewage Co. SA	3,091	25,911
Ellaktor SA(1)	50,516	76,006
Eurobank Ergasias Services and Holdings SA(1)	257,315	254,666
Fourlis Holdings SA(1)	2,838	12,337
GEK Terna Holding Real Estate Construction SA(1)	10,321	114,622
Hellenic Exchanges - Athens Stock Exchange SA(1)	8,827	37,502
Hellenic Petroleum SA	8,768	57,587
Hellenic Telecommunications Organization SA	20,237	349,620
Holding Co. ADMIE IPTO SA	6,638	18,811
Intracom Holdings SA(1)	19,243	39,488
JUMBO SA	15,597	218,343
LAMDA Development SA(1)	8,171	65,037
Motor Oil Hellas Corinth Refineries SA	12,318	186,215
Mytilineos SA	11,184	183,240
National Bank of Greece SA(1)	115,936	345,232
Piraeus Financial Holdings SA(1)	79,413	114,458
Public Power Corp. SA(1)	19,467	206,497
Terna Energy SA	4,744	72,560
Titan Cement International SA(1)	11,779	182,835
Viohalco SA	20,185	102,827
		3,057,003
Hong Kong†
Beijing Gas Blue Sky Holdings Ltd.(1)	88,000	1,309
Brilliance China Automotive Holdings Ltd.(1)	338,000	143,685
China Zhongwang Holdings Ltd.(1)	525,200	113,149
Zhenro Services Group Ltd.	124,000	72,382
		330,525
Hungary — 0.3%
Magyar Telekom Telecommunications plc	72,123	92,932
MOL Hungarian Oil & Gas plc	95,420	717,100
OTP Bank Nyrt(1)	25,810	1,425,130
Richter Gedeon Nyrt	12,046	320,268
		2,555,430
India — 14.5%
Aarti Drugs Ltd.(1)	6,262	42,257
Aarti Industries Ltd.	31,790	396,940
ACC Ltd.	18,795	570,694
Accelya Solutions India Ltd.	1,465	20,731
Action Construction Equipment Ltd.	9,606	26,554
Adani Enterprises Ltd.	29,768	657,622
Adani Green Energy Ltd.(1)	9,980	171,759
Adani Ports & Special Economic Zone Ltd.	47,885	435,804
Adani Power Ltd.(1)	51,167	66,971
Adani Total Gas Ltd.	25,719	545,562
Adani Transmission Ltd.(1)	17,176	409,233
Aditya Birla Capital Ltd.(1)	96,650	140,317
Advanced Enzyme Technologies Ltd.	16,916	73,826
Aegis Logistics Ltd.	17,862	54,442
Affle India Ltd.(1)	3,390	51,964
AIA Engineering Ltd.	1,823	46,028
Ajanta Pharma Ltd.	1,683	46,586
Akzo Nobel India Ltd.	1,400	38,326
Alembic Ltd.	12,271	16,479
Alembic Pharmaceuticals Ltd.	17,636	189,147

Alkyl Amines Chemicals	2,873	121,807
Allcargo Logistics Ltd.	40,261	178,640
Alok Industries Ltd.(1)	45,160	12,838
Amara Raja Batteries Ltd.	22,319	183,452
Ambika Cotton Mills Ltd.	1,427	35,676
Ambuja Cements Ltd.	96,568	481,128
Amrutanjan Health Care Ltd.	2,916	34,462
Anant Raj Ltd.	26,202	22,593
Andhra Sugars Ltd. (The)	3,262	25,704
Apar Industries Ltd.	4,172	37,648
Apcotex Industries Ltd.	4,173	19,157
APL Apollo Tubes Ltd.(1)	25,394	313,595
Apollo Hospitals Enterprise Ltd.	9,727	735,337
Apollo Tyres Ltd.	123,363	335,429
Aptech Ltd.	7,681	37,090
Arvind Ltd.(1)	83,750	130,310
Ashok Leyland Ltd.	49,812	79,348
Ashoka Buildcon Ltd.(1)	37,620	48,056
Asian Paints Ltd.	13,246	554,297
Astec Lifesciences Ltd.	1,514	26,554
Aster DM Healthcare Ltd.(1)	55,159	140,985
Astral Ltd.	6,202	181,773
AstraZeneca Pharma India Ltd.	328	13,678
Atul Ltd.	3,059	353,722
AU Small Finance Bank Ltd.(1)	14,677	214,153
Aurobindo Pharma Ltd.	66,837	586,800
Avanti Feeds Ltd.	9,506	66,488
Avenue Supermarts Ltd.(1)	3,703	231,893
Axis Bank Ltd., GDR(1)	31,120	1,379,824
Bajaj Auto Ltd.	7,754	334,724
Bajaj Consumer Care Ltd.	33,298	81,043
Bajaj Electricals Ltd.(1)	14,735	210,667
Bajaj Finance Ltd.	9,316	867,764
Bajaj Finserv Ltd.	3,300	757,198
Bajaj Hindusthan Sugar Ltd.(1)	412,786	68,691
Balaji Amines Ltd.	2,342	93,355
Balkrishna Industries Ltd.	13,427	388,432
Balmer Lawrie & Co. Ltd.	12,135	18,718
Balrampur Chini Mills Ltd.	58,980	244,727
Bandhan Bank Ltd.	91,146	329,744
BASF India Ltd.	3,328	120,126
Bata India Ltd.	11,394	284,961
Bayer CropScience Ltd.	1,335	81,733
BEML Ltd.	1,894	46,588
Berger Paints India Ltd.	15,147	151,505
Bhansali Engineering Polymers Ltd.	11,499	24,798
Bharat Electronics Ltd.	55,347	150,087
Bharat Forge Ltd.	39,007	360,130
Bharat Heavy Electricals Ltd.(1)	200,198	156,734
Bharat Petroleum Corp. Ltd.	178,123	876,172
Bharat Rasayan Ltd.	356	46,980
Bharti Airtel Ltd.(1)	232,596	2,254,091
Bharti Airtel Ltd.(1)	16,614	86,394
Biocon Ltd.(1)	16,407	78,744

Birla Corp. Ltd.	10,916	195,980
Birlasoft Ltd.	49,530	312,119
Blue Dart Express Ltd.	1,202	104,827
Blue Star Ltd.	15,573	196,926
Bombay Burmah Trading Co.	5,851	77,422
Bombay Dyeing & Manufacturing Co. Ltd.(1)	1,774	1,962
Borosil Renewables Ltd.(1)	14,615	114,975
Bosch Ltd.	489	105,156
Brigade Enterprises Ltd.	36,906	247,328
Brightcom Group Ltd.	90,000	163,909
Britannia Industries Ltd.	7,558	356,853
BSE Ltd.	5,877	121,789
Can Fin Homes Ltd.	12,249	96,246
Canara Bank(1)	72,907	193,082
Capacit'e Infraprojects Ltd.(1)	19,339	43,488
Caplin Point Laboratories Ltd.	7,672	76,379
Capri Global Capital Ltd.	7,072	46,980
Carborundum Universal Ltd.	26,856	327,718
Care Ratings Ltd.	12,011	100,407
Castrol India Ltd.	130,886	225,434
CCL Products India Ltd.	33,269	178,289
Ceat Ltd.	7,793	121,830
Central Depository Services India Ltd.	5,186	100,180
Century Enka Ltd.	6,013	31,278
Century Plyboards India Ltd.	20,455	163,930
Century Textiles & Industries Ltd.	15,509	157,845
Cera Sanitaryware Ltd.	926	61,627
CESC Ltd.	127,560	148,374
CG Power & Industrial Solutions Ltd.(1)	37,320	74,414
Chalet Hotels Ltd.(1)	8,387	26,603
Chambal Fertilizers and Chemicals Ltd.	69,795	337,325
Chennai Petroleum Corp. Ltd.(1)	15,454	21,510
Cholamandalam Investment and Finance Co. Ltd.	67,672	495,260
Cigniti Technologies Ltd.	3,206	25,111
Cipla Ltd.	64,310	830,801
City Union Bank Ltd.	66,431	127,698
Coal India Ltd.	299,256	604,758
Cochin Shipyard Ltd.	8,053	36,407
Coforge Ltd.	4,049	291,718
Colgate-Palmolive India Ltd.	15,710	299,705
Computer Age Management Services Ltd.	1,385	56,587
Confidence Petroleum India Ltd.	38,839	38,004
Container Corp. of India Ltd.	66,818	550,988
Coromandel International Ltd.	35,128	345,623
Cosmo Films Ltd.	5,720	102,859
CreditAccess Grameen Ltd.(1)	15,525	104,105
CRISIL Ltd.	1,486	61,475
Crompton Greaves Consumer Electricals Ltd.	73,110	436,499
CSB Bank Ltd.(1)	8,137	29,911
Cummins India Ltd.	28,128	329,230
Cyient Ltd.	23,605	317,682
Dabur India Ltd.	31,580	249,996
Dalmia Bharat Ltd.	20,927	521,216
Dalmia Bharat Sugar & Industries Ltd.	5,655	27,198

DB Corp. Ltd.	18,592	22,489
DCB Bank Ltd.(1)	31,272	34,109
DCM Shriram Ltd.	21,538	275,430
Deccan Cements Ltd.	2,682	20,890
Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,873	98,091
Deepak Nitrite Ltd.	15,366	433,082
Delta Corp. Ltd.	21,685	71,009
DFM Foods Ltd.	4,696	16,960
Dhampur Sugar Mills Ltd.	7,983	29,479
Dhani Services Ltd.(1)	48,019	105,477
Dhanuka Agritech Ltd.	3,413	33,561
Dilip Buildcon Ltd.	11,891	83,560
Dish TV India Ltd.(1)	278,858	63,459
Dishman Carbogen Amcis Ltd.(1)	9,405	29,711
Divi's Laboratories Ltd.	4,544	295,227
Dixon Technologies India Ltd.	4,584	309,257
DLF Ltd.	70,353	350,424
Dolat Investments Ltd.	16,966	19,274
Dollar Industries Ltd.	6,412	38,109
Dr Reddy's Laboratories Ltd., ADR	16,205	1,011,840
Dwarikesh Sugar Industries Ltd.	53,478	46,820
eClerx Services Ltd.	4,896	142,414
Edelweiss Financial Services Ltd.	119,701	106,484
Eicher Motors Ltd.	23,321	734,161
EID Parry India Ltd.	30,511	188,793
EIH Ltd.(1)	32,352	51,773
Emami Ltd.	51,412	361,228
Endurance Technologies Ltd.	7,032	156,136
Engineers India Ltd.	95,332	90,899
EPL Ltd.	29,512	77,696
Equitas Holdings Ltd.	75,538	121,721
Eris Lifesciences Ltd.	6,208	59,394
Escorts Ltd.	13,200	324,606
Ester Industries Ltd.	10,654	17,061
Eveready Industries India Ltd.(1)	14,650	61,365
Excel Industries Ltd.	1,332	14,883
Exide Industries Ltd.	102,045	220,698
FDC Ltd.(1)	11,851	44,949
Federal Bank Ltd.	509,625	587,652
FIEM Industries Ltd.	2,287	34,057
Filatex India Ltd.	19,510	23,178
Fine Organic Industries Ltd.	1,757	83,879
Finolex Cables Ltd.	22,911	172,803
Finolex Industries Ltd.	35,000	98,531
Firstsource Solutions Ltd.	31,653	71,365
Force Motors Ltd.	1,685	29,155
Fortis Healthcare Ltd.(1)	38,403	143,595
Future Consumer Ltd.(1)	236,969	21,723
Future Lifestyle Fashions Ltd.(1)	1,909	1,311
Future Retail Ltd.(1)	18,863	12,396
Gabriel India Ltd.	15,306	27,337
GAIL India Ltd.	191,968	331,511
Galaxy Surfactants Ltd.	2,423	89,208
Garden Reach Shipbuilders & Engineers Ltd.	15,433	45,348

Gateway Distriparks Ltd.	31,993	117,215
General Insurance Corp. of India(1)	46,922	88,461
Genus Power Infrastructures Ltd.	32,199	28,899
Geojit Financial Services Ltd.	18,976	18,047
GHCL Ltd.	12,634	66,382
GIC Housing Finance Ltd.	9,147	18,215
Glenmark Pharmaceuticals Ltd.	45,157	314,780
Globus Spirits Ltd.	6,451	93,749
GMR Infrastructure Ltd.(1)	64,086	32,085
Godawari Power and Ispat Ltd.	30,527	106,103
Godrej Agrovet Ltd.	886	6,219
Godrej Consumer Products Ltd.(1)	11,594	142,171
Godrej Properties Ltd.(1)	2,480	65,789
Gokaldas Exports Ltd.(1)	12,000	42,824
Granules India Ltd.	44,982	179,735
Graphite India Ltd.	11,673	63,345
Grasim Industries Ltd.	35,175	778,938
Great Eastern Shipping Co. Ltd. (The)	44,351	173,261
Greaves Cotton Ltd.	17,696	32,322
Greenpanel Industries Ltd.(1)	25,151	125,654
Greenply Industries Ltd.	23,408	62,106
Gufic Biosciences Ltd.	8,531	20,583
Gujarat Alkalies & Chemicals Ltd.	10,051	81,117
Gujarat Ambuja Exports Ltd.	12,938	27,218
Gujarat Fluorochemicals Ltd.(1)	5,413	141,627
Gujarat Gas Ltd.	20,358	181,288
Gujarat Mineral Development Corp. Ltd.	24,576	21,148
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	36,404	205,457
Gujarat Pipavav Port Ltd.	105,980	138,860
Gujarat State Fertilizers & Chemicals Ltd.	83,444	123,674
Gujarat State Petronet Ltd.	81,434	339,885
Happiest Minds Technologies Ltd.	3,847	61,677
Hathway Cable & Datacom Ltd.(1)	93,780	24,948
Havells India Ltd.	6,866	123,947
HBL Power Systems Ltd.	51,463	36,915
HCL Technologies Ltd.	103,728	1,571,102
HDFC Asset Management Co. Ltd.	5,871	196,152
HDFC Life Insurance Co. Ltd.	21,493	194,760
HEG Ltd.	4,763	114,353
HeidelbergCement India Ltd.	21,787	63,844
Hemisphere Properties India Ltd.(1)	23,316	40,538
Hero MotoCorp Ltd.	16,880	550,653
HFCL Ltd.	185,580	177,179
HG Infra Engineering Ltd.	7,905	63,231
Hikal Ltd.	13,702	92,048
HIL Ltd.	1,459	85,604
Himadri Speciality Chemical Ltd.	38,530	22,721
Himatsingka Seide Ltd.	11,317	31,670
Hindalco Industries Ltd.	201,338	1,104,728
Hinduja Global Solutions Ltd.	2,900	111,096
Hindustan Copper Ltd.	17,442	25,851
Hindustan Oil Exploration Co. Ltd.(1)	16,740	34,761
Hindustan Petroleum Corp. Ltd.	168,031	660,223
Hindustan Unilever Ltd.	42,745	1,318,953

Housing Development Finance Corp. Ltd.	82,225	2,926,627
HSIL Ltd.	20,708	57,388
I G Petrochemicals Ltd.	5,509	52,488
ICICI Bank Ltd., ADR	108,689	2,006,399
ICICI Lombard General Insurance Co. Ltd.	15,986	305,496
ICICI Prudential Life Insurance Co. Ltd.	14,050	110,809
ICICI Securities Ltd.	6,739	65,620
IDFC First Bank Ltd.(1)	305,199	180,652
IDFC Ltd.(1)	304,465	202,413
IFB Industries Ltd.(1)	1,596	24,135
IFCI Ltd.(1)	228,442	35,512
IIFL Finance Ltd.	47,760	196,368
IIFL Securities Ltd.	25,305	28,479
IIFL Wealth Management Ltd.	7,437	147,794
India Cements Ltd. (The)	53,733	131,357
India Glycols Ltd.	4,810	55,157
Indiabulls Housing Finance Ltd.	92,584	281,272
Indiabulls Real Estate Ltd.(1)	86,886	193,283
IndiaMart InterMesh Ltd.	1,252	124,373
Indian Bank	70,857	134,330
Indian Energy Exchange Ltd.	36,547	361,942
Indian Hotels Co. Ltd. (The)	61,944	148,568
Indian Oil Corp. Ltd.	368,826	581,908
Indian Overseas Bank(1)	35,971	9,956
Indian Railway Catering & Tourism Corp. Ltd.	14,485	153,325
Indigo Paints Ltd.(1)	577	17,039
Indo Count Industries Ltd.	24,311	75,560
Indraprastha Gas Ltd.	9,946	64,143
Indraprastha Medical Corp. Ltd.(1)	21,721	22,200
Indus Towers Ltd.	72,838	275,617
INEOS Styrolution India Ltd.	1,561	28,954
Infibeam Avenues Ltd.	15,228	8,000
Info Edge India Ltd.	5,368	414,720
Infosys Ltd., ADR	293,584	6,629,127
Inox Leisure Ltd.(1)	22,946	122,069
Inox Wind Ltd.(1)	24,296	38,608
Insecticides India Ltd.(1)	2,026	17,181
Intellect Design Arena Ltd.(1)	14,000	115,447
InterGlobe Aviation Ltd.(1)	8,303	210,426
IOL Chemicals and Pharmaceuticals Ltd.	5,687	33,622
Ipca Laboratories Ltd.	16,484	460,066
IRB Infrastructure Developers Ltd.(1)	55,466	151,506
IRCON International Ltd.	98,906	59,265
ITD Cementation India Ltd.	21,419	20,939
J Kumar Infraprojects Ltd.	11,890	25,851
Jagran Prakashan Ltd.(1)	44,477	36,276
Jai Corp. Ltd.	25,985	40,165
Jain Irrigation Systems Ltd.(1)	72,937	38,013
Jaiprakash Associates Ltd.(1)	521,016	71,445
Jammu & Kashmir Bank Ltd. (The)(1)	175,045	85,524
Jamna Auto Industries Ltd.	36,500	47,976
JB Chemicals & Pharmaceuticals Ltd.	7,707	168,192
JBM Auto Ltd.	3,700	45,947
Jindal Poly Films Ltd.	5,172	69,812

Jindal Saw Ltd.	49,295	66,120
Jindal Stainless Hisar Ltd.(1)	35,774	143,975
Jindal Stainless Ltd.(1)	49,415	108,303
Jindal Steel & Power Ltd.(1)	111,918	509,420
JK Cement Ltd.	8,378	361,587
JK Lakshmi Cement Ltd.	24,614	208,019
JK Paper Ltd.	21,825	60,387
JK Tyre & Industries Ltd.	96,052	164,454
JM Financial Ltd.	148,148	140,170
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	724	18,254
JSW Energy Ltd.	101,564	389,724
JSW Ispat Special Products Ltd.(1)	33,533	12,482
JSW Steel Ltd.	93,044	750,383
Jubilant Foodworks Ltd.	13,423	653,558
Jubilant Ingrevia Ltd.	11,999	87,892
Jubilant Pharmova Ltd.	18,288	141,722
Just Dial Ltd.(1)	6,866	59,780
Kajaria Ceramics Ltd.	17,533	266,047
Kalpataru Power Transmission Ltd.	22,723	117,621
Kalyani Steels Ltd.	4,946	21,117
Karnataka Bank Ltd. (The)	58,342	49,473
Karur Vysya Bank Ltd. (The)	83,446	53,140
Kaveri Seed Co. Ltd.	5,435	36,156
KCP Ltd. (The)	13,450	22,706
KEC International Ltd.	48,241	272,893
KEI Industries Ltd.	5,386	79,196
Kiri Industries Ltd.(1)	3,248	19,351
Kirloskar Ferrous Industries Ltd.	14,000	41,536
KNR Constructions Ltd.	54,271	203,613
Kolte-Patil Developers Ltd.(1)	7,275	28,070
Kopran Ltd.	8,693	29,040
Kotak Mahindra Bank Ltd.	36,929	964,508
KPIT Technologies Ltd.	78,856	518,640
KPR Mill Ltd.	33,605	235,972
KRBL Ltd.	15,584	50,001
L&T Finance Holdings Ltd.(1)	188,445	188,415
L&T Technology Services Ltd.	4,407	309,013
Larsen & Toubro Infotech Ltd.	6,970	630,415
Larsen & Toubro Ltd.	65,108	1,530,647
Laurus Labs Ltd.	26,166	176,796
LG Balakrishnan & Bros Ltd.	3,632	24,482
LIC Housing Finance Ltd.	83,488	413,363
Lincoln Pharmaceuticals Ltd.	6,400	27,547
Linde India Ltd.	2,410	80,250
LT Foods Ltd.	26,546	22,318
Lupin Ltd.	15,362	180,723
Mahanagar Gas Ltd.	15,906	193,520
Maharashtra Scooters Ltd.	500	27,445
Maharashtra Seamless Ltd.	5,961	38,916
Mahindra & Mahindra Financial Services Ltd.	125,074	257,865
Mahindra & Mahindra Ltd.	107,831	1,198,435
Mahindra CIE Automotive Ltd.(1)	6,648	21,107
Mahindra Holidays & Resorts India Ltd.(1)	13,726	37,796
Mahindra Logistics Ltd.	11,828	102,491

Maithan Alloys Ltd.	2,839	36,574
Man Infraconstruction Ltd.	41,699	49,179
Manali Petrochemicals Ltd.	47,965	69,240
Manappuram Finance Ltd.	202,041	439,114
Mangalam Cement Ltd.	7,000	33,161
Marico Ltd.	58,689	420,618
Marksans Pharma Ltd.	72,230	54,057
Maruti Suzuki India Ltd.	5,182	487,818
Max Financial Services Ltd.(1)	50,769	635,592
Mayur Uniquoters Ltd.	3,977	25,065
Mazagon Dock Shipbuilders Ltd.	5,432	18,810
Meghmani Finechem Ltd.(1)	2,112	18,811
Meghmani Organics Ltd.	22,470	28,745
Metropolis Healthcare Ltd.	4,763	208,353
Minda Corp. Ltd.	18,545	40,337
Mindtree Ltd.	13,326	764,783
Mishra Dhatu Nigam Ltd.	9,961	24,434
MOIL Ltd.	13,133	29,526
Mold-Tek Packaging Ltd.	2,551	22,982
Motherson Sumi Systems Ltd.	196,201	547,633
Motilal Oswal Financial Services Ltd.	15,769	198,334
Mphasis Ltd.	12,139	465,307
MRF Ltd.	367	364,131
MSTC Ltd.	10,973	48,658
Multi Commodity Exchange of India Ltd.	9,338	198,909
Muthoot Finance Ltd.	26,616	504,912
Narayana Hrudayalaya Ltd.(1)	13,965	110,928
Natco Pharma Ltd.	17,212	191,948
National Aluminium Co. Ltd.	322,292	377,969
National Fertilizers Ltd.(1)	24,439	16,010
Nava Bharat Ventures Ltd.	49,490	71,666
Navneet Education Ltd.	18,910	25,190
NBCC India Ltd.	215,175	115,348
NCC Ltd.	203,622	192,033
NCL Industries Ltd.	7,144	19,929
NELCO Ltd.	5,720	56,692
Neogen Chemicals Ltd.	2,187	40,419
NESCO Ltd.	6,909	54,155
Nestle India Ltd.	2,785	709,388
NIIT Ltd.	47,453	253,235
Nilkamal Ltd.	800	25,225
Nippon Life India Asset Management Ltd.	27,755	135,136
NOCIL Ltd.	13,492	40,487
NTPC Ltd.	631,739	1,067,601
Oberoi Realty Ltd.(1)	24,724	273,444
Oil & Natural Gas Corp. Ltd.	433,010	812,326
Oil India Ltd.	107,677	302,495
Olectra Greentech Ltd.(1)	15,110	167,795
OnMobile Global Ltd.	15,331	20,637
Oracle Financial Services Software Ltd.	1,014	57,080
Orient Cement Ltd.	70,583	146,803
Orient Electric Ltd.	48,582	252,029
Page Industries Ltd.	902	460,984
Paisalo Digital Ltd.	2,856	36,610

Panama Petrochem Ltd.	12,000	38,022
Parag Milk Foods Ltd.	10,941	17,863
Persistent Systems Ltd.	15,516	854,251
Petronet LNG Ltd.	148,844	435,396
Pfizer Ltd.	380	26,234
Phillips Carbon Black Ltd.	19,105	53,155
PI Industries Ltd.	4,026	153,497
Pidilite Industries Ltd.	9,493	278,699
Piramal Enterprises Ltd.	17,791	571,531
PNB Gilts Ltd.	22,203	18,906
PNB Housing Finance Ltd.(1)	18,856	138,878
PNC Infratech Ltd.	40,469	165,372
Pokarna Ltd.	6,924	50,449
Poly Medicure Ltd.	5,414	74,524
Polycab India Ltd.	4,772	146,348
Polyplex Corp. Ltd.	6,746	165,910
Poonawalla Fincorp Ltd.(1)	59,543	143,777
Power Finance Corp. Ltd.	70,033	108,275
Power Grid Corp. of India Ltd.	378,941	1,041,778
Power Mech Projects Ltd.(1)	2,490	30,137
Praj Industries Ltd.	24,680	106,421
Prakash Industries Ltd.(1)	19,502	15,061
Prestige Estates Projects Ltd.	39,944	224,020
Pricol Ltd.(1)	25,902	38,559
Prism Johnson Ltd.(1)	51,053	83,440
Privi Speciality Chemicals Ltd.	2,600	57,133
Procter & Gamble Health Ltd.	232	16,445
PSP Projects Ltd.	3,816	23,968
PTC India Ltd.	120,717	177,467
PVR Ltd.(1)	5,058	92,188
Quess Corp. Ltd.	22,609	268,591
Radico Khaitan Ltd.	5,199	77,941
Rain Industries Ltd.	3,155	8,320
Rajesh Exports Ltd.	19,058	194,107
Rallis India Ltd.	22,945	75,875
Ramco Cements Ltd. (The)	32,426	406,526
Ramco Industries Ltd.	7,096	23,028
Ramco Systems Ltd.(1)	2,763	13,951
Ramkrishna Forgings Ltd.	4,032	48,423
Rashtriya Chemicals & Fertilizers Ltd.	42,443	39,473
Raymond Ltd.(1)	14,596	124,526
RBL Bank Ltd.(1)	59,163	143,519
REC Ltd.	272,012	486,314
Redington India Ltd.	263,286	515,058
Relaxo Footwears Ltd.	1,892	32,539
Reliance Industrial Infrastructure Ltd.	1,798	15,645
Reliance Industries Ltd., GDR	90,448	5,768,253
Reliance Infrastructure Ltd.(1)	40,676	45,976
Reliance Power Ltd.(1)	1,385,211	238,790
Repco Home Finance Ltd.	16,729	66,759
Rossari Biotech Ltd.	2,357	40,597
Route Mobile Ltd.	1,407	33,914
RSWM Ltd.(1)	4,000	22,500
Rupa & Co. Ltd.	8,000	44,529

Sadbhav Engineering Ltd.(1)	29,332	14,739
Sagar Cements Ltd.	9,772	33,316
Sanghi Industries Ltd.(1)	21,768	16,757
Sanofi India Ltd.	2,432	257,066
Sarda Energy & Minerals Ltd.	3,480	36,371
SBI Cards & Payment Services Ltd.(1)	10,343	130,464
SBI Life Insurance Co. Ltd.	16,629	256,982
Schaeffler India Ltd.	1,089	112,578
SEAMEC Ltd.	2,182	29,479
Sequent Scientific Ltd.	4,729	9,531
SH Kelkar & Co. Ltd.	10,925	21,424
Shankara Building Products Ltd.(1)	4,974	32,874
Sharda Cropchem Ltd.	5,203	21,803
Shilpa Medicare Ltd.	9,817	71,048
Shipping Corp. of India Ltd.	30,482	60,336
Shree Cement Ltd.	1,114	387,207
Shree Digvijay Cement Co. Ltd.	24,457	24,864
Shree Renuka Sugars Ltd.(1)	59,409	19,649
Shriram City Union Finance Ltd.	4,526	134,236
Shriram Transport Finance Co. Ltd.	45,359	849,860
Siemens Ltd.	8,514	243,632
Siyaram Silk Mills Ltd.	4,811	27,305
SKF India Ltd.	1,200	61,860
Sobha Ltd.	6,563	74,691
Somany Ceramics Ltd.	5,124	56,235
Somany Home Innovation Ltd.	6,689	36,046
Sonata Software Ltd.	25,843	314,304
South Indian Bank Ltd. (The)(1)	293,008	33,914
Southern Petrochemical Industries Corp. Ltd.(1)	49,700	29,303
Spandana Sphoorty Financial Ltd.(1)	3,664	19,413
SpiceJet Ltd.(1)	16,517	15,425
SRF Ltd.	25,875	690,983
Star Cement Ltd.(1)	22,000	27,877
State Bank of India, GDR	22,263	1,349,354
Sterling & Wilson Solar Ltd.(1)	21,013	111,889
Sterlite Technologies Ltd.	54,881	201,528
Strides Pharma Science Ltd.	14,980	97,282
Sudarshan Chemical Industries	10,257	76,969
Sumitomo Chemical India Ltd.	5,259	26,050
Sun Pharma Advanced Research Co. Ltd.(1)	5,387	17,685
Sun Pharmaceutical Industries Ltd.	97,198	974,470
Sun TV Network Ltd.	3,918	27,184
Sundaram Finance Ltd.	5,399	162,572
Sundram Fasteners Ltd.	7,000	81,587
Sunflag Iron & Steel Co.(1)	18,687	16,819
Sunteck Realty Ltd.	7,172	41,351
Suprajit Engineering Ltd.	18,051	99,829
Supreme Industries Ltd.	12,394	358,042
Supreme Petrochem Ltd.	6,600	57,775
Surya Roshni Ltd.	4,130	33,707
Suven Pharmaceuticals Ltd.	17,245	111,850
Suzlon Energy Ltd.(1)	537,185	48,978
Swan Energy Ltd.	1,248	1,947
Swaraj Engines Ltd.	1,157	25,616

Syngene International Ltd.(1)	12,764	101,444
Tamil Nadu Newsprint & Papers Ltd.	19,009	31,416
Tamilnadu Petroproducts Ltd.	28,469	37,804
Tanla Platforms Ltd.	51,746	1,029,976
Tata Chemicals Ltd.	51,694	599,835
Tata Communications Ltd.	17,668	305,113
Tata Consultancy Services Ltd.	68,084	3,199,759
Tata Consumer Products Ltd.	21,954	227,667
Tata Elxsi Ltd.	5,732	440,206
Tata Investment Corp. Ltd.	4,062	75,764
Tata Metaliks Ltd.	1,928	21,890
Tata Motors Ltd., ADR(1)(2)	73,771	2,252,966
Tata Power Co. Ltd. (The)	199,341	573,799
Tata Steel Long Products Ltd.	5,417	51,263
Tata Steel Ltd.(1)	7,485	106,689
Tata Steel Ltd.	90,904	1,289,858
Tata Teleservices Maharashtra Ltd.(1)	42,691	63,824
TCI Express Ltd.	2,703	76,885
TeamLease Services Ltd.(1)	1,850	105,226
Tech Mahindra Ltd.	114,807	2,351,413
Tejas Networks Ltd.(1)	8,477	51,793
Thermax Ltd.	1,800	41,941
Thirumalai Chemicals Ltd.	35,721	103,771
Thomas Cook India Ltd.(1)	31,992	27,746
Thyrocare Technologies Ltd.	4,641	68,188
Tide Water Oil Co. India Ltd.	3,214	65,191
Time Technoplast Ltd.	41,459	40,505
Timken India Ltd.	4,184	112,386
Tinplate Co. of India Ltd. (The)	13,735	49,879
Titan Co. Ltd.	8,322	262,913
Torrent Pharmaceuticals Ltd.	5,797	234,400
Torrent Power Ltd.	4,198	30,804
Transport Corp. of India Ltd.	10,925	99,681
Trident Ltd.	463,449	319,957
Triveni Engineering & Industries Ltd.	40,585	111,176
TTK Prestige Ltd.	255	33,849
Tube Investments of India Ltd.	22,571	488,720
TV18 Broadcast Ltd.(1)	129,622	71,082
Uflex Ltd.	15,317	99,881
Ujjivan Financial Services Ltd.(1)	8,440	15,176
UltraTech Cement Ltd.	6,246	616,825
Union Bank of India Ltd.(1)	3,180	1,816
United Spirits Ltd.(1)	37,961	446,038
UPL Ltd.	24,835	225,610
Usha Martin Ltd.(1)	31,994	35,599
UTI Asset Management Co. Ltd.	2,689	39,228
V-Guard Industries Ltd.	12,375	40,323
VA Tech Wabag Ltd.(1)	9,570	42,269
Vaibhav Global Ltd.	7,950	52,045
Vakrangee Ltd.	175,114	79,629
Vardhman Textiles Ltd.	8,101	218,454
Varun Beverages Ltd.	16,527	195,917
Vedanta Ltd., ADR(1)(2)	101,157	1,824,400
Vidhi Specialty Food Ingredients Ltd.	7,127	30,711

Vinati Organics Ltd.	4,973	124,773
VIP Industries Ltd.(1)	19,877	148,079
Visaka Industries Ltd.	4,647	35,816
Vodafone Idea Ltd.(1)	1,680,095	247,411
Voltas Ltd.	10,398	166,038
VRL Logistics Ltd.	14,585	88,197
VST Tillers Tractors Ltd.	1,038	39,928
Welspun Corp. Ltd.	44,637	97,923
Welspun India Ltd.	93,718	172,383
West Coast Paper Mills Ltd.	5,944	19,557
Westlife Development Ltd.(1)	4,792	35,029
Wipro Ltd., ADR	130,935	1,118,185
Wockhardt Ltd.(1)	6,617	38,332
Yes Bank Ltd.(1)	946,841	155,638
Zee Entertainment Enterprises Ltd.	246,153	1,061,757
Zen Technologies Ltd.	11,632	31,819
Zensar Technologies Ltd.	40,875	242,434
		134,718,233
Indonesia — 1.7%
Ace Hardware Indonesia Tbk PT	576,500	52,480
Adaro Energy Tbk PT	3,322,500	395,878
Adhi Karya Persero Tbk PT(1)	661,700	47,394
Adi Sarana Armada Tbk PT(1)	488,400	126,382
Agung Podomoro Land Tbk PT(1)	1,020,600	9,188
AKR Corporindo Tbk PT	398,800	110,416
Alam Sutera Realty Tbk PT(1)	992,200	11,912
Aneka Tambang Tbk	1,719,900	276,079
Astra Agro Lestari Tbk PT	133,100	92,638
Astra International Tbk PT	2,959,500	1,193,348
Bank BTPN Syariah Tbk PT	219,000	54,538
Bank Bukopin Tbk PT(1)	3,742,897	78,007
Bank Central Asia Tbk PT	2,751,500	1,398,114
Bank Mandiri Persero Tbk PT	2,160,800	1,054,858
Bank Negara Indonesia Persero Tbk PT	855,000	404,697
Bank Pan Indonesia Tbk PT(1)	657,800	34,671
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	540,100	51,254
Bank Pembangunan Daerah Jawa Timur Tbk PT	862,000	44,839
Bank Rakyat Indonesia Persero Tbk PT	3,494,918	995,831
Bank Raya Indonesia Tbk PT(1)	266,200	39,593
Bank Syariah Indonesia Tbk PT(1)	155,400	21,206
Bank Tabungan Negara Persero Tbk PT(1)	993,100	118,311
Barito Pacific Tbk PT	957,200	61,487
BFI Finance Indonesia Tbk PT	468,800	31,806
Buana Lintas Lautan Tbk PT(1)	2,600,500	45,680
Bukit Asam Tbk PT	972,800	176,840
Bumi Resources Tbk PT(1)	761,500	3,518
Bumi Serpong Damai Tbk PT(1)	814,100	61,602
Charoen Pokphand Indonesia Tbk PT	745,200	315,249
Ciputra Development Tbk PT	3,136,400	229,721
Delta Dunia Makmur Tbk PT(1)	1,566,100	30,445
Dharma Satya Nusantara Tbk PT	712,000	26,318
Erajaya Swasembada Tbk PT	865,000	37,404
Gajah Tunggal Tbk PT	531,100	24,859
Global Mediacom Tbk PT(1)	976,100	18,121

Hanson International Tbk PT(1)	1,531,500	5,346
Harum Energy Tbk PT	100,100	64,207
Indah Kiat Pulp & Paper Tbk PT	724,100	380,909
Indika Energy Tbk PT(1)	104,000	11,867
Indo Tambangraya Megah Tbk PT	158,100	237,422
Indocement Tunggal Prakarsa Tbk PT	275,800	203,324
Indofood CBP Sukses Makmur Tbk PT	204,400	120,427
Indofood Sukses Makmur Tbk PT	705,000	309,681
Indomobil Sukses Internasional Tbk PT	19,800	1,298
Indosat Tbk PT(1)	372,900	212,891
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	439,030	28,028
Integra Indocabinet Tbk PT	481,500	24,662
Jaccs Mitra Pinasthika Mustika Tbk PT	64,300	3,767
Japfa Comfeed Indonesia Tbk PT	1,412,800	157,886
Jasa Marga Persero Tbk PT(1)	244,200	69,242
Kalbe Farma Tbk PT	1,946,800	217,421
Link Net Tbk PT	281,200	86,240
Lippo Karawaci Tbk PT(1)	5,989,600	61,895
Matahari Department Store Tbk PT	717,500	196,743
Matahari Putra Prima Tbk PT(1)	1,186,000	40,491
Medco Energi Internasional Tbk PT(1)	2,035,220	67,541
Media Nusantara Citra Tbk PT	1,189,500	79,544
Merdeka Copper Gold Tbk PT(1)	1,283,800	327,539
Mitra Adiperkasa Tbk PT(1)	5,901,300	304,788
Mitra Keluarga Karyasehat Tbk PT	352,500	58,580
Pabrik Kertas Tjiwi Kimia Tbk PT	305,600	163,453
Pakuwon Jati Tbk PT(1)	2,297,100	78,788
Panin Financial Tbk PT(1)	2,927,800	36,395
Perusahaan Gas Negara Tbk PT(1)	1,251,300	130,984
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	782,000	67,519
PP Persero Tbk PT(1)	683,400	53,803
Puradelta Lestari Tbk PT	976,100	14,854
Ramayana Lestari Sentosa Tbk PT(1)	547,700	28,261
Salim Ivomas Pratama Tbk PT	183,800	5,712
Sarana Menara Nusantara Tbk PT	3,132,400	253,394
Semen Gresik (Persero) Tbk PT	485,600	270,565
Sentul City Tbk PT(1)	1,197,800	5,351
Siloam International Hospitals Tbk PT	1,200	812
Smartfren Telecom Tbk PT(1)	35,606,500	218,304
Sri Rejeki Isman Tbk PT(1)	918,200	9,360
Summarecon Agung Tbk PT(1)	2,844,978	172,487
Surya Citra Media Tbk PT(1)	4,039,500	96,544
Surya Semesta Internusa Tbk PT(1)	440,500	14,984
Telekomunikasi Indonesia Persero Tbk PT, ADR(2)	53,674	1,506,629
Timah Tbk PT(1)	1,047,800	115,373
Tower Bersama Infrastructure Tbk PT	1,397,700	295,051
Transcoal Pacific Tbk PT(1)	51,600	30,767
Tunas Baru Lampung Tbk PT	339,100	18,892
Unilever Indonesia Tbk PT	367,600	115,176
United Tractors Tbk PT	395,300	588,008
Waskita Beton Precast Tbk PT(1)	238,300	2,109
Waskita Karya Persero Tbk PT(1)	1,487,400	82,043
Wijaya Karya Persero Tbk PT(1)	470,100	37,958

XL Axiata Tbk PT	1,112,900	238,468
		15,598,467
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	7,689
Aeon Co. M Bhd	267,700	87,875
AEON Credit Service M Bhd	4,800	14,683
AirAsia Group Bhd(1)	140,600	29,540
Alliance Bank Malaysia Bhd	164,200	112,306
AMMB Holdings Bhd(1)	447,200	335,531
Ann Joo Resources Bhd	59,000	25,764
Astro Malaysia Holdings Bhd	96,000	21,853
ATA IMS Bhd	113,400	12,106
Axiata Group Bhd	222,500	205,909
Bank Islam Malaysia Bhd	70,300	48,884
Berjaya Corp. Bhd(1)	1,458,268	88,303
Berjaya Land Bhd(1)	2,900	159
Berjaya Sports Toto Bhd	61,307	27,512
Bermaz Auto Bhd	148,900	52,696
Boustead Holdings Bhd(1)	247,500	32,576
Boustead Plantations Bhd	149,400	24,313
Bumi Armada Bhd(1)	1,292,000	134,105
Bursa Malaysia Bhd	167,400	256,494
Cahya Mata Sarawak Bhd	204,700	64,506
Careplus Group Bhd	53,000	16,323
Carlsberg Brewery Malaysia Bhd	16,900	79,714
Chin Hin Group Bhd	81,000	34,187
CIMB Group Holdings Bhd	650,665	799,472
Comfort Glove Bhd	39,200	11,894
CSC Steel Holdings Bhd	75,000	20,989
Cypark Resources Bhd(1)	115,100	24,073
D&O Green Technologies Bhd	80,000	110,153
Datasonic Group Bhd	144,600	14,947
Dayang Enterprise Holdings Bhd	114,920	21,462
Dialog Group Bhd	135,700	82,380
DiGi.Com Bhd	265,500	262,648
DRB-Hicom Bhd	107,800	39,411
Dufu Technology Corp. Bhd	13,600	13,344
Duopharma Biotech Bhd	10,630	4,367
Eco World Development Group Bhd	442,200	88,156
Eco World International Bhd	194,300	20,747
Ekovest Bhd(1)	177,600	16,440
Formosa Prosonic Industries Bhd	28,500	25,390
Fraser & Neave Holdings Bhd	14,300	87,313
Frontken Corp. Bhd	143,050	127,681
Gamuda Bhd(1)	460,600	320,267
Genting Bhd	383,600	400,982
Genting Malaysia Bhd	161,500	106,150
Genting Plantations Bhd	20,100	32,183
Globetronics Technology Bhd	102,800	42,467
HAP Seng Consolidated Bhd	28,800	51,864
Hartalega Holdings Bhd	156,300	240,806
Hengyuan Refining Co. Bhd	57,800	51,972
Hextar Global Bhd	129,920	41,981
Hiap Teck Venture Bhd	691,900	77,844

Hibiscus Petroleum Bhd	674,100	119,315
Hong Leong Bank Bhd	38,100	163,641
Hong Leong Financial Group Bhd	27,600	112,646
Hup Seng Industries Bhd	11,000	2,299
IHH Healthcare Bhd	51,400	80,299
IJM Corp. Bhd	869,400	362,701
Inari Amertron Bhd	326,500	324,296
IOI Corp. Bhd	72,100	62,938
IOI Properties Group Bhd	130,000	34,580
JAKS Resources Bhd(1)	145,900	13,670
Jaya Tiasa Holdings Bhd(1)	193,500	28,090
KNM Group Bhd(1)	595,500	23,196
Kobay Technology Bhd	93,500	141,628
Kossan Rubber Industries Bhd	265,400	135,536
KPJ Healthcare Bhd	353,700	86,695
Kuala Lumpur Kepong Bhd	37,900	189,587
Kumpulan Perangsang Selangor Bhd	26,800	4,703
Leong Hup International Bhd	19,100	2,376
Lotte Chemical Titan Holding Bhd	138,500	69,895
Mah Sing Group Bhd	235,900	41,448
Malakoff Corp. Bhd	157,200	27,603
Malayan Banking Bhd	411,583	779,687
Malayan Flour Mills Bhd	212,300	31,410
Malaysia Airports Holdings Bhd(1)	178,300	242,565
Malaysia Building Society Bhd	684,792	95,752
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	17,700	1,567
Malaysian Bulk Carriers Bhd(1)	163,800	20,418
Malaysian Pacific Industries Bhd	11,000	131,759
Malaysian Resources Corp. Bhd	259,300	20,958
Matrix Concepts Holdings Bhd	77,400	39,533
Maxis Bhd	181,200	200,878
Media Prima Bhd(1)	407,400	44,455
Mega First Corp. Bhd	26,400	21,996
MISC Bhd	140,200	221,006
MNRB Holdings Bhd	10,700	2,921
Muda Holdings Bhd	27,400	17,524
My EG Services Bhd	556,314	146,320
Nestle Malaysia Bhd	3,800	120,469
OSK Holdings Bhd	42,200	8,558
Padini Holdings Bhd	3,300	2,185
Pantech Group Holdings Bhd	203,100	25,337
PESTECH International Bhd	149,300	35,818
Petronas Chemicals Group Bhd	227,100	457,933
Petronas Dagangan Bhd	34,300	161,947
Petronas Gas Bhd	73,700	294,029
Pos Malaysia Bhd(1)	5,700	881
Power Root Bhd	5,800	1,902
PPB Group Bhd	24,300	102,593
Press Metal Aluminium Holdings Bhd	185,200	235,183
Public Bank Bhd	1,227,900	1,149,223
QL Resources Bhd	60,900	65,831
Ranhill Utilities Bhd	297	42
RHB Bank Bhd	350,442	439,129
Rubberex Corp. M Bhd(1)	45,300	7,207

Sam Engineering & Equipment M Bhd	14,300	71,175
Sapura Energy Bhd(1)	1,001,500	19,904
Sarawak Oil Palms Bhd	15,500	12,887
SCGM Bhd	34,400	21,007
Scientex Bhd	194,100	207,485
SEG International Bhd(1)	12,300	1,880
Sime Darby Bhd	684,400	355,463
Sime Darby Plantation Bhd	165,857	145,102
Sime Darby Property Bhd	213,900	32,276
SKP Resources Bhd	118,000	52,677
SP Setia Bhd Group(1)	409,900	124,353
Sunway Bhd	185,048	74,315
Sunway Construction Group Bhd	55,900	21,836
Supermax Corp. Bhd	214,838	96,111
Syarikat Takaful Malaysia Keluarga Bhd	79,874	69,005
Ta Ann Holdings Bhd	56,300	43,846
TASCO Bhd	91,000	24,489
TDM Bhd	278,600	16,204
Telekom Malaysia Bhd	204,800	270,490
Tenaga Nasional Bhd	330,200	723,798
Thong Guan Industries Bhd	57,500	38,934
TIME dotCom Bhd	172,800	186,128
Tiong NAM Logistics Holdings	95,600	17,901
Top Glove Corp. Bhd(2)	351,200	244,303
Tropicana Corp. Bhd(1)	20,482	5,154
TSH Resources Bhd	153,700	39,681
Uchi Technologies Bhd	42,900	31,617
UEM Sunrise Bhd(1)	109,700	8,062
UMW Holdings Bhd	36,100	26,435
Unisem M Bhd	172,200	171,433
United Plantations Bhd	7,400	24,088
UOA Development Bhd	1,700	665
UWC Bhd	24,800	34,744
Velesto Energy Bhd(1)	1,904,900	58,371
ViTrox Corp. Bhd	3,000	14,636
VS Industry Bhd	949,200	324,627
Wah Seong Corp. Bhd(1)	136,000	22,364
Westports Holdings Bhd	182,000	174,799
Yinson Holdings Bhd	194,500	261,789
YTL Corp. Bhd	338,413	47,407
		16,122,010
Mexico — 2.0%
Alfa SAB de CV, Series A	400,097	281,379
Alpek SAB de CV	35,137	36,755
Alsea SAB de CV(1)	324,463	555,487
America Movil SAB de CV, Class L ADR	127,259	2,216,852
Arca Continental SAB de CV	57,440	350,252
Banco del Bajio SA	186,438	314,664
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	60,277	368,895
Becle SAB de CV	12,000	27,529
Bolsa Mexicana de Valores SAB de CV	117,102	195,621
Cemex SAB de CV, ADR(1)	84,619	520,407
Coca-Cola Femsa SAB de CV	88,682	434,549
Consorcio ARA SAB de CV	38,214	7,521

Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	28,386	420,681
Corp. Inmobiliaria Vesta SAB de CV	129,352	220,066
Credito Real SAB de CV SOFOM ER(1)	45,010	15,638
El Puerto de Liverpool SAB de CV, Class C1(2)	7,605	29,037
Fomento Economico Mexicano SAB de CV, ADR	12,906	912,970
GCC SAB de CV	36,927	257,098
Genomma Lab Internacional SAB de CV, Class B(1)	137,940	115,923
Gentera SAB de CV(1)	330,233	168,485
Gruma SAB de CV, B Shares	52,998	640,697
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	2,212	100,181
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	5,199	600,485
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,610	294,228
Grupo Bimbo SAB de CV, Series A	174,010	458,833
Grupo Carso SAB de CV	50,605	147,266
Grupo Comercial Chedraui SA de CV	58,782	105,598
Grupo Financiero Banorte SAB de CV	294,243	1,752,902
Grupo Financiero Inbursa SAB de CV(1)	316,845	304,100
Grupo GICSA SAB de CV(1)	21,090	2,075
Grupo Industrial Saltillo SAB de CV	26,514	35,859
Grupo Mexico SAB de CV, Series B	309,878	1,290,671
Grupo Rotoplas SAB de CV(1)	4,698	5,747
Grupo Televisa SAB, ADR	112,295	1,031,991
Grupo Traxion SAB de CV(1)(2)	146,400	223,534
Hoteles City Express SAB de CV(1)(2)	26,594	7,293
Industrias Bachoco SAB de CV	13,371	44,579
Industrias Penoles SAB de CV	26,822	330,207
Kimberly-Clark de Mexico SAB de CV, A Shares	182,811	287,826
La Comer SAB de CV	165,901	269,171
Megacable Holdings SAB de CV	210,677	586,270
Nemak SAB de CV(1)	655,611	177,948
Orbia Advance Corp. SAB de CV	168,590	393,357
Promotora y Operadora de Infraestructura SAB de CV	41,990	289,392
Qualitas Controladora SAB de CV	48,602	211,498
Regional SAB de CV	106,174	500,851
Telesites SAB de CV(2)	128,052	113,824
Unifin Financiera SAB de CV(1)	68,756	107,579
Wal-Mart de Mexico SAB de CV	339,549	1,067,301
		18,831,072
Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR(1)	79,710	582,680
Credicorp Ltd.	5,773	681,214
Intercorp Financial Services, Inc.	11,386	330,194
Southern Copper Corp.	6,399	374,342
		1,968,430
Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	311,530	304,403
Aboitiz Power Corp.	60,500	35,880
AC Energy Corp.	707,600	158,049
Alliance Global Group, Inc.	1,076,800	242,028

Ayala Corp.	21,890	362,220
Ayala Land, Inc.	394,600	269,628
Ayalaland Logistics Holdings Corp.(1)	28,000	3,092
Bank of the Philippine Islands	229,790	415,626
BDO Unibank, Inc.	212,700	522,658
Cebu Air, Inc.(1)	28,050	25,719
Century Pacific Food, Inc.	130,000	69,648
Converge Information and Communications Technology Solutions, Inc.(1)	99,800	62,908
Cosco Capital, Inc.	227,200	22,902
DITO CME Holdings Corp.(1)	153,900	16,489
DMCI Holdings, Inc.	1,272,400	205,628
East West Banking Corp.(1)	70,500	13,037
Filinvest Land, Inc.	617,000	13,693
Ginebra San Miguel, Inc.	7,600	15,035
Global Ferronickel Holdings, Inc.	757,000	32,082
Globe Telecom, Inc.	5,620	365,492
GT Capital Holdings, Inc.	22,690	255,998
International Container Terminal Services, Inc.	114,040	448,337
JG Summit Holdings, Inc.	227,024	255,431
Jollibee Foods Corp.	38,320	178,896
Manila Electric Co.	32,250	184,054
Manila Water Co., Inc.	227,000	108,031
Max's Group, Inc.(1)	15,000	1,977
Megaworld Corp.	3,128,800	194,750
Metro Pacific Investments Corp.	3,254,000	261,350
Metropolitan Bank & Trust Co.	413,010	408,643
Nickel Asia Corp.	1,003,500	102,253
Petron Corp.(1)	169,700	11,047
Pilipinas Shell Petroleum Corp.(1)	10,000	4,042
PLDT, Inc., ADR(2)	9,351	311,295
Puregold Price Club, Inc.	251,500	204,954
Robinsons Land Corp.	599,900	216,276
Robinsons Retail Holdings, Inc.	96,710	127,718
Security Bank Corp.	82,510	187,821
Semirara Mining & Power Corp.	326,800	148,201
SM Investments Corp.	16,515	320,641
SM Prime Holdings, Inc.	323,700	239,977
Universal Robina Corp.	78,940	208,430
Vista Land & Lifescapes, Inc.	312,100	23,689
Wilcon Depot, Inc.	204,400	129,262
		7,689,290
Poland — 0.9%
Alior Bank SA(1)	30,464	426,887
Allegro.eu SA(1)	11,504	110,159
AmRest Holdings SE(1)	9,743	67,214
Asseco Poland SA	5,620	120,287
Bank Handlowy w Warszawie SA	1,500	21,122
Bank Millennium SA(1)	208,149	419,510
Bank Polska Kasa Opieki SA	26,655	769,720
Budimex SA	1,528	80,850
CCC SA(1)	8,186	203,907
CD Projekt SA	7,768	345,915
Ciech SA	8,081	82,695
Cyfrowy Polsat SA	28,257	241,242

Dino Polska SA(1)	4,797	397,881
Enea SA(1)	37,000	79,400
Eurocash SA	19,678	52,339
Famur SA(1)	28,812	19,048
Grupa Azoty SA(1)	14,108	121,449
Grupa Lotos SA(1)	23,479	307,741
Jastrzebska Spolka Weglowa SA(1)	9,735	97,309
KGHM Polska Miedz SA	18,161	623,477
KRUK SA	4,554	372,517
LPP SA	147	476,987
Lubelski Wegiel Bogdanka SA(1)	857	7,453
mBank SA(1)	3,538	418,356
Mercator Medical SA(1)	490	16,192
Orange Polska SA(1)	151,073	314,513
PGE Polska Grupa Energetyczna SA(1)	37,761	76,172
PKP Cargo SA(1)	2,705	10,207
PlayWay SA	195	19,686
Polski Koncern Naftowy ORLEN SA	41,256	720,366
Polskie Gornictwo Naftowe i Gazownictwo SA	174,405	235,193
Powszechna Kasa Oszczednosci Bank Polski SA(1)	33,615	355,261
Powszechny Zaklad Ubezpieczen SA	33,775	294,526
Santander Bank Polska SA	5,243	465,654
Tauron Polska Energia SA(1)	200,237	139,951
TEN Square Games SA	488	41,632
Warsaw Stock Exchange	3,548	36,828
		8,589,646
Russia — 2.9%
Gazprom PJSC, ADR	645,518	5,726,322
Globaltrans Investment plc, GDR	70,264	496,226
LUKOIL PJSC, ADR	66,830	5,796,265
Magnit PJSC, GDR	47,033	725,080
Mechel PJSC, ADR(1)(2)	11,342	32,552
MMC Norilsk Nickel PJSC, ADR	72,684	2,081,040
Mobile TeleSystems PJSC, ADR	56,317	451,099
Novatek PJSC, GDR	3,702	807,592
Novolipetsk Steel PJSC, GDR	21,027	606,235
PhosAgro PJSC, GDR	41,666	918,911
Ros Agro plc, GDR	2,060	31,346
Rosneft Oil Co. PJSC, GDR	156,042	1,174,893
Sberbank of Russia PJSC, ADR (London)	293,006	4,937,608
Severstal PAO, GDR	52,230	1,092,946
Tatneft PJSC, ADR	36,110	1,365,947
VTB Bank PJSC, GDR(1)	653,194	795,737
X5 Retail Group NV, GDR	8,854	244,851
		27,284,650
South Africa — 3.6%
Absa Group Ltd.	114,536	961,692
Adcock Ingram Holdings Ltd.	1,014	2,829
Advtech Ltd.	35,578	38,442
AECI Ltd.	43,282	307,825
African Rainbow Minerals Ltd.	17,232	222,905
Afrimat Ltd.	9,681	31,299
Alexander Forbes Group Holdings Ltd.	87,669	24,767
Anglo American Platinum Ltd.	2,781	294,988

AngloGold Ashanti Ltd., ADR	46,244	968,349
Aspen Pharmacare Holdings Ltd.	41,067	614,287
Astral Foods Ltd.	13,241	141,932
AVI Ltd.	62,416	316,661
Barloworld Ltd.	75,684	718,716
Bid Corp. Ltd.	30,044	576,122
Bidvest Group Ltd. (The)	30,054	339,972
Brait plc(1)(2)	48,661	11,886
Capitec Bank Holdings Ltd.	4,189	480,687
Cashbuild Ltd.	1,658	24,140
City Lodge Hotels Ltd.(1)	91,493	25,348
Clicks Group Ltd.	24,073	428,404
Coronation Fund Managers Ltd.	30,378	104,184
DataTec Ltd.	24,289	57,155
Dis-Chem Pharmacies Ltd.	34,418	75,140
Discovery Ltd.(1)(2)	29,116	244,094
Distell Group Holdings Ltd.(1)	12,494	126,400
DRDGOLD Ltd.(2)	84,738	78,247
EPP NV(1)	48,065	35,854
Exxaro Resources Ltd.	41,426	395,364
Famous Brands Ltd.(1)	3,093	13,181
FirstRand Ltd.	379,642	1,327,648
Foschini Group Ltd. (The)(1)	92,784	704,412
Gold Fields Ltd., ADR	123,775	1,403,608
Grindrod Shipping Holdings Ltd.(1)	5,072	72,790
Harmony Gold Mining Co. Ltd., ADR	122,615	522,340
Impala Platinum Holdings Ltd.	106,679	1,336,088
Imperial Logistics Ltd.	221	871
Investec Ltd.	68,802	348,405
KAP Industrial Holdings Ltd.	883,965	236,237
Kumba Iron Ore Ltd.	6,546	185,323
Liberty Holdings Ltd.(1)	22,269	124,036
Life Healthcare Group Holdings Ltd.(1)	211,950	313,957
MAS Real Estate, Inc.	71,323	87,452
Massmart Holdings Ltd.(1)	20,403	78,020
Metair Investments Ltd.	29,782	50,062
MiX Telematics Ltd., ADR	5,715	64,694
Momentum Metropolitan Holdings	327,262	372,278
Motus Holdings Ltd.	71,459	478,989
Mr Price Group Ltd.	40,745	509,449
MTN Group Ltd.(1)	230,774	2,327,861
MultiChoice Group	67,277	519,893
Murray & Roberts Holdings Ltd.(1)	20,297	16,941
Nampak Ltd.(1)	136,616	34,130
Naspers Ltd., N Shares	4,403	674,391
Nedbank Group Ltd.	89,406	924,147
NEPI Rockcastle plc	68,740	426,783
Netcare Ltd.(1)	265,247	240,584
Ninety One Ltd.	9,576	31,808
Northam Platinum Holdings Ltd.(1)	35,294	493,029
Oceana Group Ltd.(2)	6,312	23,385
Old Mutual Ltd.	1,158,326	883,750
Omnia Holdings Ltd.	85,527	347,475
Pick n Pay Stores Ltd.(2)	85,248	285,090

PPC Ltd.(1)	754,515	238,876
Rand Merchant Investment Holdings Ltd.	133,136	349,282
Raubex Group Ltd.	14,747	33,158
Reinet Investments SCA	42,444	702,352
Remgro Ltd.(2)	97,652	768,823
Reunert Ltd.	43,189	131,687
RFG Holdings Ltd.	19,543	14,849
RMB Holdings Ltd.	124,786	11,554
Royal Bafokeng Platinum Ltd.	66,792	615,402
Sanlam Ltd.	149,950	522,077
Santam Ltd.	4,288	69,504
Sappi Ltd.(1)	178,611	498,257
Sasol Ltd., ADR(1)(2)	83,888	1,365,697
Shoprite Holdings Ltd.	80,921	1,002,137
Sibanye Stillwater Ltd., ADR(2)	55,766	693,729
SPAR Group Ltd. (The)	22,919	233,933
Standard Bank Group Ltd.	114,938	933,596
Steinhoff International Holdings NV(1)	220,493	31,396
Super Group Ltd.	100,203	206,456
Telkom SA SOC Ltd.(1)	140,820	463,210
Thungela Resources Ltd.(1)(2)	9,476	44,360
Tiger Brands Ltd.	29,651	332,849
Transaction Capital Ltd.	16,857	45,154
Truworths International Ltd.	79,489	248,706
Tsogo Sun Gaming Ltd.(1)	11,283	6,739
Vodacom Group Ltd.	48,905	410,978
Wilson Bayly Holmes-Ovcon Ltd.	9,429	63,085
Woolworths Holdings Ltd.	115,752	374,131
Zeder Investments Ltd.	120,266	23,919
		33,542,692
South Korea — 13.8%
Able C&C Co. Ltd.(1)	1,868	9,517
Advanced Process Systems Corp.	4,807	85,979
Aekyung Industrial Co. Ltd.	929	14,468
AfreecaTV Co. Ltd.	1,874	320,140
Agabang&Company(1)	4,461	16,806
Ahnlab, Inc.	154	8,501
Aju IB Investment Co. Ltd.	2,825	8,843
Alteogen, Inc.(1)	960	55,407
Amicogen, Inc.(1)	2,420	56,924
Amorepacific Corp.	2,239	295,808
AMOREPACIFIC Group	2,291	79,525
Ananti, Inc.(1)(2)	32,359	265,098
Aprogen Medicines, Inc.(1)	7,616	9,448
Aprogen pharmaceuticals, Inc.(1)	11,697	8,254
AptaBio Therapeutics, Inc.(1)	1,128	30,984
APTC Co. Ltd.	1,177	15,613
Asiana Airlines, Inc.(1)	18,951	287,035
BGF Co. Ltd.	3,327	13,717
BGF retail Co. Ltd.	2,146	262,184
BH Co. Ltd.	865	15,351
Binggrae Co. Ltd.	1,068	45,491
Bioneer Corp.(1)	7,543	295,102
BNK Financial Group, Inc.	83,016	558,504

Boditech Med, Inc.	3,086	42,548
Boryung Pharmaceutical Co. Ltd.	4,172	50,443
Bukwang Pharmaceutical Co. Ltd.	2,678	26,764
Byucksan Corp.	12,984	33,066
Cellid Co. Ltd.(1)	479	20,951
Celltrion Healthcare Co. Ltd.(1)	3,276	223,012
Celltrion Pharm, Inc.(1)	581	58,512
Celltrion, Inc.(1)	4,537	789,746
Chabiotech Co. Ltd.(1)	4,414	64,992
Cheil Worldwide, Inc.	13,859	253,023
Chong Kun Dang Pharmaceutical Corp.	1,036	92,995
Chongkundang Holdings Corp.	275	15,786
Chunbo Co. Ltd.	124	36,153
CJ CGV Co. Ltd.(1)	2,450	46,169
CJ CheilJedang Corp.	1,623	483,722
CJ Corp.	1,146	77,140
CJ ENM Co. Ltd.	4,005	456,836
CJ Logistics Corp.(1)	2,872	299,634
CMG Pharmaceutical Co. Ltd.(1)	455	1,254
Com2uSCorp	622	81,131
Cosmax, Inc.(1)	1,667	126,766
CosmoAM&T Co. Ltd.(1)	1,593	57,612
Coway Co. Ltd.	14,543	829,767
COWELL FASHION Co. Ltd.	6,235	38,547
Creative & Innovative System(1)	3,165	37,621
CrystalGenomics, Inc.(1)	11,842	61,251
CS Wind Corp.	1,378	65,711
Cuckoo Holdings Co. Ltd.	1,180	17,962
Cuckoo Homesys Co. Ltd.	3,407	108,819
Dae Han Flour Mills Co. Ltd.	230	27,959
Daea TI Co. Ltd.	5,395	23,017
Daeduck Co. Ltd.	339	2,053
Daeduck Electronics Co. Ltd.	8,222	137,340
Daekyo Co. Ltd.	454	1,369
Daesang Corp.	7,824	140,969
Daewon Pharmaceutical Co. Ltd.	1,988	24,669
Daewoo Engineering & Construction Co. Ltd.(1)	48,036	217,476
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	2,305	44,671
Daewoong Co. Ltd.	2,717	70,656
Daewoong Pharmaceutical Co. Ltd.	698	77,726
Daishin Securities Co. Ltd.	16,162	254,409
Daou Data Corp.	8,473	92,246
Daou Technology, Inc.	11,308	204,955
Dawonsys Co. Ltd.	5,471	139,098
DB Financial Investment Co. Ltd.	13,706	74,980
DB HiTek Co. Ltd.	12,371	692,870
DB Insurance Co. Ltd.	19,491	883,365
Dentium Co. Ltd.	3,057	137,956
Devsisters Co. Ltd.(1)	357	30,188
DGB Financial Group, Inc.	61,223	460,840
Digital Power Communications Co. Ltd.	2,476	33,207
DIO Corp.(1)	879	23,208
DL E&C Co. Ltd.(1)	1,588	147,686
DL Holdings Co. Ltd.	2,915	137,057

Dong-A Socio Holdings Co. Ltd.	783	72,542
Dong-A ST Co. Ltd.	975	56,005
Dongjin Semichem Co. Ltd.	14,162	402,611
DongKook Pharmaceutical Co. Ltd.	1,681	27,713
Dongkuk Steel Mill Co. Ltd.	25,682	305,578
Dongsuh Cos., Inc.	533	14,231
Dongwha Enterprise Co. Ltd.(1)	361	33,719
Dongwha Pharm Co. Ltd.	4,407	56,337
Dongwon Development Co. Ltd.	10,306	41,691
Dongwon F&B Co. Ltd.	482	73,628
Dongwon Industries Co. Ltd.	505	89,397
Dongwon Systems Corp.	602	26,313
Doosan Bobcat, Inc.(1)	618	18,813
Doosan Co. Ltd.	327	29,761
Doosan Fuel Cell Co. Ltd.(1)	1,092	45,410
Doosan Heavy Industries & Construction Co. Ltd.(1)	26,794	429,047
DoubleUGames Co. Ltd.	216	10,124
Douzone Bizon Co. Ltd.	730	46,320
Duk San Neolux Co. Ltd.(1)	1,519	70,531
E-MART, Inc.	4,919	590,538
Easy Bio, Inc.	465	1,616
Easy Holdings Co. Ltd.	774	2,348
Echo Marketing, Inc.	2,946	40,976
Ecopro BM Co. Ltd.	958	437,960
Ecopro Co. Ltd.	1,204	129,921
Ecopro HN Co. Ltd.(1)	984	68,532
ENF Technology Co. Ltd.	2,415	55,462
Eo Technics Co. Ltd.	421	36,136
Eoflow Co. Ltd.(1)	544	22,639
Eugene Corp.	22,122	82,101
Eugene Investment & Securities Co. Ltd.	25,011	71,848
Eugene Technology Co. Ltd.	1,977	79,811
F&F Co. Ltd. / New(1)	961	667,184
F&F Holdings Co. Ltd.	192	5,592
Fila Holdings Corp.	10,794	317,850
Foosung Co. Ltd.(1)	5,099	102,841
GC Cell Corp.	1,288	101,536
GemVax & Kael Co. Ltd.(1)	3,771	50,072
Genexine, Inc.(1)	429	20,587
GOLFZON Co. Ltd.	1,385	193,532
Grand Korea Leisure Co. Ltd.(1)	2,113	20,798
Green Cross Corp.	247	45,177
Green Cross Holdings Corp.	1,015	20,907
GS Engineering & Construction Corp.	19,829	612,076
GS Holdings Corp.	16,843	530,537
GS Retail Co. Ltd.	14,044	333,275
HAESUNG DS Co. Ltd.	779	29,673
Halla Holdings Corp.	1,539	56,246
Hana Financial Group, Inc.	70,907	2,356,754
Hana Materials, Inc.	699	35,212
Hanall Biopharma Co. Ltd.(1)	1,378	22,114
Handok, Inc.	398	7,007
Handsome Co. Ltd.	5,864	172,849
Hanjin Heavy Industries & Construction Co. Ltd.(1)	15,718	99,213

Hanjin Kal Corp.(1)	674	30,173
Hanjin Transportation Co. Ltd.	2,078	48,784
Hankook Shell Oil Co. Ltd.	114	25,733
Hankook Tire & Technology Co. Ltd.	21,942	711,426
Hanmi Pharm Co. Ltd.	264	55,983
Hanmi Semiconductor Co. Ltd.	1,585	43,313
Hanon Systems	28,087	305,794
Hansae Co. Ltd.	8,746	146,393
Hansol Chemical Co. Ltd.	1,235	311,574
Hansol Paper Co. Ltd.	4,250	46,618
Hansol Technics Co. Ltd.(1)	26,009	122,352
Hanssem Co. Ltd.	996	72,062
Hanwha Aerospace Co. Ltd.	11,270	385,723
Hanwha Corp.	11,443	287,105
Hanwha General Insurance Co. Ltd.(1)	2,720	7,942
Hanwha Investment & Securities Co. Ltd.(1)	49,648	216,604
Hanwha Life Insurance Co. Ltd.	111,429	259,815
Hanwha Solutions Corp.(1)	17,797	495,973
Hanwha Systems Co. Ltd.	15,137	179,561
Harim Holdings Co. Ltd.	11,580	87,759
HDC Holdings Co. Ltd.	3,073	25,000
HDC Hyundai Development Co-Engineering & Construction, E Shares	16,660	291,231
Helixmith Co. Ltd.(1)	1,466	30,364
HFR, Inc.(1)	837	23,149
Hite Jinro Co. Ltd.	9,628	235,174
HLB Life Science Co. Ltd.(1)	4,545	45,964
HLB, Inc.(1)	1,270	38,534
HMM Co. Ltd.(1)(2)	65,455	1,300,447
Hotel Shilla Co. Ltd.	4,543	270,459
HS Industries Co. Ltd.	11,046	51,731
Huchems Fine Chemical Corp.	3,534	63,969
Hugel, Inc.(1)	678	80,908
Humax Co. Ltd.(1)	14,003	50,065
Humedix Co. Ltd.	981	19,127
Huons Co. Ltd.	944	35,918
Huons Global Co. Ltd.	974	31,712
Hwaseung Enterprise Co. Ltd.	1,558	19,697
HYBE Co. Ltd.(1)	763	233,637
Hyosung Advanced Materials Corp.(1)	1,021	513,744
Hyosung Chemical Corp.(1)	935	193,095
Hyosung Corp.	740	56,332
Hyosung Heavy Industries Corp.(1)	1,843	92,815
Hyosung TNC Corp.	982	414,592
Hyundai Autoever Corp.	342	32,149
Hyundai Construction Equipment Co. Ltd.(1)	4,697	142,085
Hyundai Corp.	3,168	39,789
Hyundai Department Store Co. Ltd.	1,695	95,712
Hyundai Doosan Infracore Co. Ltd.(1)	4,127	25,790
Hyundai Electric & Energy System Co. Ltd.(1)	9,498	174,018
Hyundai Elevator Co. Ltd.	9,493	313,665
Hyundai Engineering & Construction Co. Ltd.	17,112	635,767
Hyundai Futurenet Co., Ltd.	6,288	21,955
Hyundai Glovis Co. Ltd.	3,202	391,867
Hyundai Greenfood Co. Ltd.	7,915	53,123

Hyundai Heavy Industries Holdings Co. Ltd.	9,360	416,914
Hyundai Home Shopping Network Corp.	1,866	96,139
Hyundai Livart Furniture Co. Ltd.	618	6,981
Hyundai Marine & Fire Insurance Co. Ltd.	28,619	553,426
Hyundai Mipo Dockyard Co. Ltd.(1)	2,737	158,650
Hyundai Mobis Co. Ltd.	5,699	1,057,710
Hyundai Motor Co.	14,030	2,304,905
Hyundai Rotem Co. Ltd.(1)	4,106	65,047
Hyundai Steel Co.	21,626	673,119
Hyundai Wia Corp.	2,173	130,747
i-SENS, Inc.	1,013	24,143
ICD Co. Ltd.	4,451	42,113
Il Dong Pharmaceutical Co. Ltd.(1)	137	1,960
Iljin Materials Co. Ltd.	1,158	124,818
Ilyang Pharmaceutical Co. Ltd.	614	13,883
iMarketKorea, Inc.	7,862	67,274
InBody Co. Ltd.	424	7,852
Industrial Bank of Korea	63,771	552,350
Innocean Worldwide, Inc.	3,380	146,684
Innox Advanced Materials Co. Ltd.(1)	652	20,745
Insun ENT Co. Ltd.(1)	9,908	83,923
Interflex Co. Ltd.(1)	344	3,461
Interpark Corp.	10,327	42,442
INTOPS Co. Ltd.	2,082	37,298
iNtRON Biotechnology, Inc.(1)	1,941	37,766
IS Dongseo Co. Ltd.	1,249	42,487
ITM Semiconductor Co. Ltd.	368	12,527
JB Financial Group Co. Ltd.	43,939	296,728
Jeju Air Co. Ltd.(1)	292	3,874
JETEMA Co. Ltd.(1)	1,030	18,646
Jin Air Co. Ltd.(1)	1,109	15,078
Jusung Engineering Co. Ltd.(1)	5,248	70,891
JW Holdings Corp.	1	3
JW Pharmaceutical Corp.	383	6,828
JYP Entertainment Corp.	4,333	164,998
Kakao Corp.	16,245	1,662,025
KakaoBank Corp.(1)	5,416	295,189
Kangwon Land, Inc.(1)	11,178	207,249
KB Financial Group, Inc., ADR	63,217	2,805,570
KC Co. Ltd.	3,521	60,657
KC Tech Co. Ltd.	5,090	96,728
KCC Corp.	638	147,522
KCC Glass Corp.	2,385	105,973
KEPCO Engineering & Construction Co., Inc.	1,249	87,968
KEPCO Plant Service & Engineering Co. Ltd.	4,371	142,321
KG Dongbu Steel Co. Ltd.	1,377	11,074
Kginicis Co. Ltd.	7,182	97,069
KH Feelux Co. Ltd.(1)	4,282	9,105
KH Vatec Co. Ltd.(1)	337	6,383
Kia Corp.	44,479	2,911,120
KISCO Corp.	11,949	72,629
KISWIRE Ltd.	1,961	30,143
KIWOOM Securities Co. Ltd.	6,212	508,930
KMW Co. Ltd.(1)	4,954	151,591

Koentec Co. Ltd.	3,932	27,503
Koh Young Technology, Inc.	4,065	67,237
Kolmar BNH Co. Ltd.	1,408	34,722
Kolmar Korea Co. Ltd.	1,209	37,576
Kolmar Korea Holdings Co. Ltd.	1,580	23,851
Kolon Corp.	1,460	34,912
Kolon Industries, Inc.	7,471	443,951
KoMiCo Ltd.	460	25,688
KONA I Co. Ltd.(1)	4,582	96,473
Korea Aerospace Industries Ltd.	21,326	488,359
Korea District Heating Corp.	758	23,267
Korea Electric Power Corp., ADR(2)	33,929	297,897
Korea Electric Terminal Co. Ltd.	2,213	120,465
Korea Gas Corp.(1)	4,476	132,588
Korea Investment Holdings Co. Ltd.	12,552	793,443
Korea Line Corp.(1)	75,823	144,736
Korea Petrochemical Ind Co. Ltd.	1,158	166,150
Korea Real Estate Investment & Trust Co. Ltd.	19,437	41,832
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	2,153	158,397
Korea United Pharm, Inc.	1,469	60,254
Korea Zinc Co. Ltd.	1,155	481,059
Korean Air Lines Co. Ltd.(1)	30,695	682,163
Korean Reinsurance Co.	19,006	148,631
KT Skylife Co. Ltd.	12,012	87,161
KTB Investment & Securities Co. Ltd.	28,641	141,956
Kumho Petrochemical Co. Ltd.	5,333	692,056
Kumho Tire Co., Inc.(1)	23,830	79,284
KUMHOE & C Co. Ltd.	253	2,313
Kwang Dong Pharmaceutical Co. Ltd.	1,298	7,314
Kyung Dong Navien Co. Ltd.	926	40,761
L&C Bio Co. Ltd.	717	18,832
L&F Co. Ltd.	822	155,019
LB Semicon, Inc.	2,163	21,686
LEENO Industrial, Inc.	563	93,796
LegoChem Biosciences, Inc.(1)	1,052	43,106
LF Corp.	7,819	110,061
LG Chem Ltd.	4,282	2,508,360
LG Corp.	7,392	489,179
LG Display Co. Ltd., ADR(1)(2)	106,780	895,884
LG Electronics, Inc.	21,324	2,075,518
LG HelloVision Co. Ltd.	6,071	27,771
LG Household & Health Care Ltd.	500	443,421
LG Innotek Co. Ltd.	4,276	1,091,405
LG Uplus Corp.	62,996	716,918
LIG Nex1 Co. Ltd.	4,268	192,466
Lock&Lock Co. Ltd.(1)	3,706	30,409
Lotte Chemical Corp.	2,424	410,679
Lotte Chilsung Beverage Co. Ltd.	1,374	151,094
Lotte Confectionery Co. Ltd.	486	45,433
Lotte Corp.	1,759	42,867
Lotte Data Communication Co.	842	24,693
LOTTE Fine Chemical Co. Ltd.	3,829	251,400
Lotte Food Co. Ltd.	61	16,309
LOTTE Himart Co. Ltd.	1,460	28,516

Lotte Shopping Co. Ltd.	3,855	271,109
LS Corp.	5,518	228,668
LS Electric Co. Ltd.	5,011	220,999
Lutronic Corp.(1)	9,910	123,323
LVMC Holdings(1)	7,813	22,316
LX Hausys Ltd.	3,317	156,593
LX Holdings Corp.(1)	4,548	33,397
LX INTERNATIONAL Corp.	12,326	239,834
LX Semicon Co. Ltd.	1,480	133,193
Maeil Dairies Co. Ltd.	1,369	78,430
Mando Corp.(1)	9,907	455,437
Mcnex Co. Ltd.	4,828	183,346
Medytox, Inc.(1)	66	7,260
Meerecompany, Inc.(1)	66	1,436
MegaStudyEdu Co. Ltd.	4,106	258,757
Meritz Financial Group, Inc.	15,021	434,601
Meritz Fire & Marine Insurance Co. Ltd.	19,842	520,677
Meritz Securities Co. Ltd.	104,667	439,379
Mirae Asset Life Insurance Co. Ltd.	22,028	73,002
Mirae Asset Securities Co. Ltd.	72,832	524,816
Miwon Commercial Co. Ltd.	112	19,396
Muhak Co. Ltd.	242	1,580
Myoung Shin Industrial Co. Ltd.(1)	1,603	35,755
Namhae Chemical Corp.	4,357	36,548
Namsun Aluminum Co. Ltd.(1)	7,959	15,608
Naturecell Co. Ltd.(1)	2,504	37,299
NAVER Corp.	6,310	2,014,480
NCSoft Corp.	1,273	726,777
Neowiz(1)	2,115	52,402
NEPES Corp.(1)	1,608	42,155
Neptune Co.(1)	1,000	22,453
Netmarble Corp.	1,301	127,778
Nexen Tire Corp.	10,720	55,994
NEXTIN, Inc.(1)	481	18,369
NH Investment & Securities Co. Ltd.	44,817	465,354
NHN Corp.(1)	1,828	138,879
NHN KCP Corp.(1)	4,243	118,603
NICE Holdings Co. Ltd.	7,077	92,823
NICE Information Service Co. Ltd.	4,206	60,847
NongShim Co. Ltd.	446	102,667
NS Shopping Co. Ltd.	927	9,688
OCI Co. Ltd.(1)	1,237	113,975
OliX Pharmaceuticals, Inc.(1)	461	14,249
OptoElectronics Solutions Co. Ltd.	901	22,811
Orion Corp./Republic of Korea	1,704	139,137
Orion Holdings Corp.	4,046	49,963
Oscotec, Inc.(1)	813	18,284
Osstem Implant Co. Ltd.	3,438	323,280
Ottogi Corp.	132	48,377
Pan Ocean Co. Ltd.	67,708	295,163
Paradise Co. Ltd.(1)	5,321	61,263
Park Systems Corp.	330	40,179
Partron Co. Ltd.	5,351	49,684
Pearl Abyss Corp.(1)	3,308	367,146

PharmaResearch Co. Ltd.	879	56,948
Pharmicell Co. Ltd.(1)	978	10,727
PI Advanced Materials Co. Ltd.	2,947	114,501
Poongsan Corp.	2,881	69,299
POSCO, ADR	41,329	2,280,121
POSCO Chemical Co. Ltd.	1,219	161,826
Posco ICT Co. Ltd.	1,823	8,774
Posco International Corp.	14,979	235,681
PSK, Inc.	681	25,164
Pulmuone Co. Ltd.	3,081	40,738
Rsupport Co. Ltd.	2,340	16,854
S-1 Corp.	1,478	91,802
S-Oil Corp.	12,140	813,239
Samjin Pharmaceutical Co. Ltd.	1,819	37,425
Samsung Biologics Co. Ltd.(1)	661	495,531
Samsung C&T Corp.	6,187	548,799
Samsung Card Co. Ltd.	2,438	66,622
Samsung Electro-Mechanics Co. Ltd.	10,775	1,508,893
Samsung Electronics Co. Ltd., GDR	16,007	23,928,731
Samsung Engineering Co. Ltd.(1)	39,868	696,137
Samsung Fire & Marine Insurance Co. Ltd.	7,952	1,352,937
Samsung Heavy Industries Co. Ltd.(1)	34,484	147,691
Samsung Life Insurance Co. Ltd.	8,621	432,157
Samsung Pharmaceutical Co. Ltd.(1)	3,889	15,499
Samsung SDI Co. Ltd.	4,079	2,356,854
Samsung SDS Co. Ltd.	3,377	405,810
Samsung Securities Co. Ltd.	21,076	785,057
Samwha Capacitor Co. Ltd.	1,445	64,392
Samyang Corp.	1,245	63,739
Samyang Foods Co. Ltd.	1,666	110,246
Samyang Holdings Corp.	1,512	115,456
Sangsangin Co. Ltd.(1)	17,976	116,222
Seah Besteel Corp.	5,807	89,219
SeAH Steel Corp.	598	46,161
SeAH Steel Holdings Corp.	810	67,299
Sebang Global Battery Co. Ltd.	1,069	67,076
Seegene, Inc.	3,753	236,930
Sejong Telecom, Inc.(1)	5,123	2,388
Seobu T&D	4,035	28,762
Seoul Semiconductor Co. Ltd.	5,718	65,349
SFA Engineering Corp.	2,392	67,625
SFA Semicon Co. Ltd.(1)	13,190	68,062
SGC Energy Co. Ltd.	484	17,382
Shin Poong Pharmaceutical Co. Ltd.	907	24,922
Shinhan Financial Group Co. Ltd., ADR(2)	56,858	1,656,842
Shinsegae International, Inc.	274	32,082
Shinsegae, Inc.	2,177	398,800
Shinsung E&G Co. Ltd.(1)	13,081	19,708
Shinyoung Securities Co. Ltd.	714	34,783
SillaJen, Inc.(1)	626	1,686
SIMMTECH Co. Ltd.	8,455	285,080
SK Biopharmaceuticals Co. Ltd.(1)	491	39,425
SK Bioscience Co. Ltd.(1)	1,104	260,693
SK Chemicals Co. Ltd.	1,728	202,289

SK D&D Co. Ltd.	2,714	64,688
SK Discovery Co. Ltd.	5,267	195,384
SK Gas Ltd.	666	64,539
SK Hynix, Inc.	49,614	4,743,152
SK IE Technology Co. Ltd.(1)	676	88,531
SK Innovation Co. Ltd.(1)	7,328	1,198,854
SK Materials Co. Ltd.	523	180,270
SK Networks Co. Ltd.	59,817	241,404
SK Securities Co. Ltd.	93,361	72,017
SK Square Co. Ltd.(1)	10,729	614,170
SK Telecom Co. Ltd., ADR	29,874	1,374,192
SK, Inc.	2,490	542,254
SKC Co. Ltd.	3,807	630,507
SL Corp.	6,588	171,921
SM Entertainment Co. Ltd.(1)	2,899	164,043
SNT Dynamics Co. Ltd.	3,850	27,471
SNT Motiv Co. Ltd.	2,927	102,444
SOLUM Co. Ltd.(1)	1,869	36,264
Solus Advanced Materials Co. Ltd.	436	35,930
Songwon Industrial Co. Ltd.	5,948	90,966
Soulbrain Co. Ltd.	764	164,786
Soulbrain Holdings Co., Ltd.(1)	1,229	36,351
SPC Samlip Co. Ltd.	844	48,070
Ssangyong Motor Co.(1)	2,905	6,774
Studio Dragon Corp.(1)	1,076	76,330
Suheung Co. Ltd.	124	4,163
Sung Kwang Bend Co. Ltd.	420	2,734
Sungwoo Hitech Co. Ltd.	2,998	12,678
Taekwang Industrial Co. Ltd.	59	45,590
Taewoong Co. Ltd.(1)	329	3,462
Taeyoung Engineering & Construction Co. Ltd.	8,091	66,400
Taihan Electric Wire Co. Ltd.(1)	26,822	40,689
Taihan Fiberoptics Co. Ltd.(1)	470	1,024
TES Co. Ltd.	3,695	79,474
Tesna, Inc.	4,283	153,329
TK Corp.	3,134	26,751
Tokai Carbon Korea Co. Ltd.	1,026	124,741
Tongyang Life Insurance Co. Ltd.	20,800	116,392
Tongyang, Inc.	2,830	3,181
Toptec Co. Ltd.	790	4,896
TY Holdings Co. Ltd.(1)	1,589	30,790
Unid Co. Ltd.	2,924	243,031
UniTest, Inc.(1)	1,762	44,308
Value Added Technology Co. Ltd.	3,454	95,382
Vaxcell-Bio Therapeutics Co. Ltd.(1)	333	14,707
Vidente Co. Ltd.(1)	2,779	72,074
Vieworks Co. Ltd.	968	28,870
Webzen, Inc.(1)	3,108	63,533
Wemade Co. Ltd.	1,126	186,292
Whanin Pharmaceutical Co. Ltd.	148	2,096
Winix, Inc.	3,028	47,250
WiSoL Co. Ltd.	6,266	49,544
Wonik Holdings Co. Ltd.(1)	5,541	20,473
WONIK IPS Co. Ltd.	7,578	248,126

Wonik Materials Co. Ltd.	745	19,421
Wonik QnC Corp.(1)	1,273	28,751
Woongjin Thinkbig Co. Ltd.	11,642	28,781
Woori Financial Group, Inc.	125,001	1,323,049
Woori Investment Bank Co. Ltd.	89,977	65,759
Woori Technology Investment Co. Ltd.(1)	4,325	34,631
Y G-1 Co. Ltd.	226	1,243
YG Entertainment, Inc.(1)	1,052	49,119
Youlchon Chemical Co. Ltd.	1,157	20,865
Young Poong Corp.	44	23,451
Youngone Corp.	8,401	274,026
Youngone Holdings Co. Ltd.	2,100	83,731
Yuanta Securities Korea Co. Ltd.	39,133	126,472
Yuhan Corp.	1,076	52,385
Yungjin Pharmaceutical Co. Ltd.(1)	6,008	20,600
Zinus, Inc.	945	62,797
		128,720,388
Taiwan — 18.6%
Aaeon Technology, Inc.	1,000	2,264
Abico Avy Co. Ltd.	38,060	33,882
Ability Enterprise Co. Ltd.(1)	36,000	31,244
AcBel Polytech, Inc.(2)	95,000	119,054
Accton Technology Corp.	65,000	675,145
Acer, Inc.(2)	533,000	529,740
ACES Electronic Co. Ltd.	37,000	65,899
Acter Group Corp. Ltd.	9,207	64,539
ADATA Technology Co. Ltd.(2)	80,000	248,371
Advanced Ceramic X Corp.	5,000	64,149
Advanced International Multitech Co. Ltd.	42,000	114,092
Advanced Power Electronics Corp.	17,000	65,382
Advantech Co. Ltd.	65,199	895,149
AGV Products Corp.(1)	183,000	67,508
Airtac International Group	4,185	128,080
Alchip Technologies Ltd.(2)	18,000	661,218
Allied Circuit Co. Ltd.	6,000	28,094
Alltek Technology Corp.	55,120	57,547
Alltop Technology Co. Ltd.	12,252	72,000
Alpha Networks, Inc.	35,772	37,225
Altek Corp.	31,000	43,851
Ampire Co. Ltd.	33,000	29,103
AMPOC Far-East Co. Ltd.	22,000	29,796
AmTRAN Technology Co. Ltd.	138,973	91,251
Anji Technology Co. Ltd.	20,000	29,934
Anpec Electronics Corp.	22,000	202,558
APAQ Technology Co. Ltd.	12,000	23,973
Apex International Co. Ltd.	62,000	252,888
Arcadyan Technology Corp.	43,061	170,288
Ardentec Corp.	178,000	353,979
Argosy Research, Inc.	7,545	32,664
ASE Technology Holding Co. Ltd., ADR	244,060	1,784,079
Asia Cement Corp.	394,000	593,683
Asia Optical Co., Inc.(1)	2,000	7,086
Asia Pacific Telecom Co. Ltd.(1)	7,209	2,119
Asia Polymer Corp.(2)	110,007	142,869

Asia Vital Components Co. Ltd.	110,000	347,052
ASIX Electronics Corp.	11,000	96,777
ASMedia Technology, Inc.	1,000	69,629
ASolid Technology Co. Ltd.	9,000	52,663
ASPEED Technology, Inc.	4,000	482,403
ASROCK, Inc.	12,000	102,870
Asustek Computer, Inc.	94,000	1,188,435
Aten International Co. Ltd.	9,000	26,031
AU Optronics Corp.(2)	1,685,200	1,213,986
Audix Corp.	19,000	39,973
AURAS Technology Co. Ltd.	25,000	171,999
Aurora Corp.	1,000	3,242
AVer Information, Inc.	14,000	26,529
Avermedia Technologies	24,000	21,564
Azurewave Technologies, Inc.(1)	23,000	20,430
Bank of Kaohsiung Co. Ltd.	32,290	13,278
Baolong International Co. Ltd.	34,000	24,197
Basso Industry Corp.	26,000	39,009
BenQ Materials Corp.	76,000	107,004
BES Engineering Corp.	276,000	86,759
Bin Chuan Enterprise Co. Ltd.	23,000	20,265
Bioteque Corp.	6,000	23,166
Bizlink Holding, Inc.	14,000	129,617
Brave C&H Supply Co. Ltd.	4,000	10,557
Brighton-Best International Taiwan, Inc.	134,000	165,325
Browave Corp.	15,000	22,469
C Sun Manufacturing Ltd.	39,783	72,539
Capital Futures Corp.	19,000	26,378
Capital Securities Corp.	488,000	282,032
Career Technology MFG. Co. Ltd.(1)	115,100	100,182
Caswell, Inc.	3,000	10,805
Catcher Technology Co. Ltd.	127,000	705,316
Cathay Financial Holding Co. Ltd.	1,164,000	2,500,719
Cayman Engley Industrial Co. Ltd.	7,000	21,653
Center Laboratories, Inc.	51,738	116,400
Central Reinsurance Co. Ltd.	73,000	73,858
Century Iron & Steel Industrial Co. Ltd.	13,000	52,197
Chailease Holding Co. Ltd.	5,460	48,305
Champion Building Materials Co. Ltd.(1)	91,000	37,035
Chang Hwa Commercial Bank Ltd.	342,935	201,935
Chang Wah Electromaterials, Inc.	75,000	91,876
Chang Wah Technology Co. Ltd.	7,000	24,944
Channel Well Technology Co. Ltd.	20,000	28,393
Charoen Pokphand Enterprise	32,000	92,841
Chen Full International Co. Ltd.	16,000	23,021
Chenbro Micom Co. Ltd.	10,000	26,919
Cheng Loong Corp.	221,000	269,427
Cheng Mei Materials Technology Corp.(1)	264,000	119,431
Cheng Shin Rubber Industry Co. Ltd.	376,000	452,079
Cheng Uei Precision Industry Co. Ltd.	91,000	125,366
Chia Chang Co. Ltd.	6,000	9,852
Chia Hsin Cement Corp.	126,000	93,759
Chicony Electronics Co. Ltd.	96,000	273,793
Chicony Power Technology Co. Ltd.	42,000	112,316

Chief Telecom, Inc.	2,000	19,439
Chieftek Precision Co. Ltd.	1,000	3,088
Chilisin Electronics Corp.	61,000	197,775
Chin-Poon Industrial Co. Ltd.	90,000	118,344
China Airlines Ltd.(1)(2)	703,000	651,064
China Bills Finance Corp.	117,000	71,819
China Chemical & Pharmaceutical Co. Ltd.	41,000	33,143
China Development Financial Holding Corp.	2,848,000	1,672,076
China General Plastics Corp.	157,722	190,763
China Life Insurance Co. Ltd.	551,179	606,628
China Man-Made Fiber Corp.(2)	268,320	97,531
China Metal Products	47,000	54,151
China Motor Corp.	67,800	159,784
China Petrochemical Development Corp.(1)(2)	780,000	353,511
China Steel Corp.	1,468,000	1,712,677
China Steel Structure Co. Ltd.	18,000	35,412
Chinese Maritime Transport Ltd.	27,000	55,018
Chipbond Technology Corp.	173,000	416,681
ChipMOS Technologies, Inc.	206,000	340,018
Chlitina Holding Ltd.	10,000	89,016
Chong Hong Construction Co. Ltd.	3,000	7,980
Chroma ATE, Inc.	2,000	13,318
Chun Yuan Steel Industry Co. Ltd.	112,000	89,061
Chung Hung Steel Corp.(2)	257,000	321,425
Chung Hwa Pulp Corp.(1)	96,000	82,380
Chung-Hsin Electric & Machinery Manufacturing Corp.	105,000	168,756
Chunghwa Telecom Co. Ltd., ADR(2)	30,968	1,241,817
Cleanaway Co. Ltd.	58,000	510,548
Clevo Co.	82,000	92,012
CMC Magnetics Corp.(1)	279,685	86,558
Co-Tech Development Corp.	8,000	22,043
Compal Electronics, Inc.(2)	807,000	670,091
Compeq Manufacturing Co. Ltd.	284,000	422,156
Concord International Securities Co. Ltd.	75,260	40,570
Concord Securities Co. Ltd.	75,000	37,882
Concraft Holding Co. Ltd.	16,899	23,490
Continental Holdings Corp.	65,000	58,752
Contrel Technology Co. Ltd.	79,000	59,515
Coremax Corp.	10,325	52,888
Coretronic Corp.	107,000	304,377
Creative Sensor, Inc.	35,000	32,112
CTBC Financial Holding Co. Ltd.	2,257,000	1,975,830
CTCI Corp.	160,000	205,730
CviLux Corp.	19,000	33,257
CX Technology Co. Ltd.	16,000	26,744
CyberTAN Technology, Inc.	61,000	69,283
D-Link Corp.	4,600	3,024
DA CIN Construction Co. Ltd.	34,000	38,625
Da-Li Development Co. Ltd.(1)	2,242	2,392
Dafeng TV Ltd.	4,000	6,282
Darfon Electronics Corp.	75,000	124,865
Darwin Precisions Corp.(1)	5,000	1,944
Daxin Materials Corp.	10,000	41,307
Delta Electronics, Inc.	86,000	790,591

Depo Auto Parts Ind Co. Ltd.	27,000	55,987
Dimerco Express Corp.(2)	50,160	181,899
Double Bond Chemical Industry Co. Ltd.	1,070	2,321
Dr Wu Skincare Co. Ltd.	8,000	42,102
Dynamic Electronics Co. Ltd.	139,147	109,526
Dynapack International Technology Corp.	18,000	66,766
E Ink Holdings, Inc.	17,000	76,926
E-LIFE MALL Corp.	4,000	11,891
E.Sun Financial Holding Co. Ltd.	388,478	375,458
Eastern Media International Corp.	88,350	103,842
Eclat Textile Co. Ltd.	9,000	187,363
ECOVE Environment Corp.	1,000	8,292
Edom Technology Co. Ltd.	68,200	77,595
eGalax_eMPIA Technology, Inc.	12,360	34,381
Egis Technology, Inc.	20,000	79,090
Elan Microelectronics Corp.(2)	111,000	644,005
Elite Advanced Laser Corp.	55,000	112,792
Elite Material Co. Ltd.	83,000	835,080
Elite Semiconductor Microelectronics Technology, Inc.(2)	80,000	460,101
Elitegroup Computer Systems Co. Ltd.	44,000	39,088
eMemory Technology, Inc.	1,000	77,374
ENNOSTAR, Inc.(1)	32,375	89,750
Eson Precision Ind Co. Ltd.	15,000	36,800
Eternal Materials Co. Ltd.	176,000	227,872
Eurocharm Holdings Co. Ltd.	6,000	31,150
Eva Airways Corp.(1)	713,000	639,640
Ever Supreme Bio Technology Co. Ltd.(1)	2,000	16,091
Everest Textile Co. Ltd.(1)	2,322	782
Evergreen International Storage & Transport Corp.(2)	143,000	149,722
Evergreen Marine Corp. Taiwan Ltd.	533,190	2,361,597
Everlight Chemical Industrial Corp.(2)	130,000	119,298
Everlight Electronics Co. Ltd.	148,000	271,830
Excelliance Mos Corp.	14,000	95,413
Excelsior Medical Co. Ltd.	16,000	32,243
Far Eastern Department Stores Ltd.	167,000	126,319
Far Eastern International Bank	525,761	198,148
Far Eastern New Century Corp.	597,000	597,033
Far EasTone Telecommunications Co. Ltd.(2)	264,000	583,803
Faraday Technology Corp.	70,000	463,333
Farglory F T Z Investment Holding Co. Ltd.	17,000	33,563
Farglory Land Development Co. Ltd.	29,000	67,203
Federal Corp.	89,000	83,534
Feng Hsin Steel Co. Ltd.	101,000	282,015
Feng TAY Enterprise Co. Ltd.	39,800	290,316
Firich Enterprises Co. Ltd.(1)	57,223	59,771
First Financial Holding Co. Ltd.	1,152,664	957,310
First Hi-Tec Enterprise Co. Ltd.	13,793	30,703
First Steamship Co. Ltd.(1)(2)	151,210	71,589
FIT Holding Co. Ltd.	75,000	84,666
Fitipower Integrated Technology, Inc.(2)	35,361	315,551
Fittech Co. Ltd.	4,223	31,668
FLEXium Interconnect, Inc.(1)	82,000	302,467
Flytech Technology Co. Ltd.	31,000	80,512
FocalTech Systems Co. Ltd.(2)	53,804	319,620

Forcecon Tech Co. Ltd.	20,595	72,082
Forest Water Environment Engineering Co. Ltd.	1,070	1,289
Formosa Advanced Technologies Co. Ltd.	41,000	56,837
Formosa Chemicals & Fibre Corp.	257,000	718,191
Formosa International Hotels Corp.	18,000	97,385
Formosa Laboratories, Inc.(1)	24,000	47,833
Formosa Oilseed Processing Co. Ltd.	52,000	93,897
Formosa Petrochemical Corp.	33,000	112,503
Formosa Plastics Corp.	263,000	964,610
Formosa Sumco Technology Corp.	7,000	62,466
Formosa Taffeta Co. Ltd.	150,000	155,476
Formosan Rubber Group, Inc.	87,000	70,389
Formosan Union Chemical	179,650	150,673
Fortune Electric Co. Ltd.	26,000	33,483
Foxconn Technology Co. Ltd.	213,000	497,597
Foxsemicon Integrated Technology, Inc.	17,000	135,986
Franbo Lines Corp.(1)	34,471	30,875
Froch Enterprise Co. Ltd.	45,000	49,251
FSP Technology, Inc.	20,000	31,378
Fu Chun Shin Machinery Manufacture Co. Ltd.	55,000	38,951
Fubon Financial Holding Co. Ltd.	1,072,115	2,810,114
Fulgent Sun International Holding Co. Ltd.	12,000	42,260
Fulltech Fiber Glass Corp.(1)	59,000	35,618
Fusheng Precision Co. Ltd.	15,000	108,782
G Shank Enterprise Co. Ltd.	32,000	70,921
Gamania Digital Entertainment Co. Ltd.	25,000	53,887
GCS Holdings, Inc.(1)	1,000	1,823
GEM Services, Inc.	9,000	30,124
Gemtek Technology Corp.	35,000	34,192
General Interface Solution Holding Ltd.	49,000	174,877
Generalplus Technology, Inc.	18,000	47,698
GeneReach Biotechnology Corp.	7,206	23,605
Genesys Logic, Inc.	12,000	78,403
Genius Electronic Optical Co. Ltd.(2)	17,079	334,241
Getac Holdings Corp.	94,000	181,620
GFC Ltd.	1,000	2,341
Giant Manufacturing Co. Ltd.	52,000	580,732
Giantplus Technology Co. Ltd.(1)	6,000	2,602
Gigabyte Technology Co. Ltd.	97,000	473,908
Ginko International Co. Ltd.	18,150	159,194
Global Brands Manufacture Ltd.	94,280	127,335
Global Lighting Technologies, Inc.	26,000	71,617
Global Mixed Mode Technology, Inc.	21,000	198,602
Global PMX Co. Ltd.	7,000	45,503
Global Unichip Corp.	23,000	484,173
Globalwafers Co. Ltd.	11,000	322,159
Globe Union Industrial Corp.	5,000	2,663
Gloria Material Technology Corp.	114,000	85,883
GMI Technology, Inc.(1)	59,400	60,593
Gold Circuit Electronics Ltd.	104,000	268,480
Goldsun Building Materials Co. Ltd.	255,674	243,236
Gourmet Master Co. Ltd.(2)	20,000	84,970
Grand Fortune Securities Co. Ltd.	54,000	32,722
Grand Ocean Retail Group Ltd.	3,000	2,006

Grand Pacific Petrochemical	296,000	303,333
Grape King Bio Ltd.	19,000	109,656
Great China Metal Industry	9,000	8,460
Great Tree Pharmacy Co. Ltd.	6,485	50,582
Great Wall Enterprise Co. Ltd.	110,210	205,627
Greatek Electronics, Inc.	87,000	240,593
Gudeng Precision Industrial Co. Ltd.	3,346	35,545
Hai Kwang Enterprise Corp.	39,000	47,972
Hannstar Board Corp.	91,927	147,022
HannStar Display Corp.(2)	743,000	406,522
HannsTouch Solution, Inc.	178,000	86,777
Harmony Electronics Corp.	17,000	35,033
Harvatek Corp.	35,000	34,307
Heran Co. Ltd.	7,000	29,024
Highwealth Construction Corp.	6,600	10,966
Hiroca Holdings Ltd.	19,000	34,575
Hitron Technology, Inc.	42,000	37,255
Hiwin Technologies Corp.	40,358	412,808
Ho Tung Chemical Corp.	364,000	145,846
Hocheng Corp.	126,000	71,945
Hold-Key Electric Wire & Cable Co. Ltd.(1)	44,800	22,747
Holiday Entertainment Co. Ltd.	13,000	28,335
Holtek Semiconductor, Inc.	52,000	196,490
Holy Stone Enterprise Co. Ltd.	42,000	182,380
Hon Hai Precision Industry Co. Ltd.	1,042,000	3,861,035
Hong Pu Real Estate Development Co. Ltd.	11,000	8,740
Hong TAI Electric Industrial	36,000	32,577
Horizon Securities Co. Ltd.	152,000	87,759
Hotai Finance Co. Ltd.	21,000	68,051
Hotai Motor Co. Ltd.	31,000	675,016
Hsin Kuang Steel Co. Ltd.	2,000	4,101
Hsin Yung Chien Co. Ltd.	9,900	41,500
Hsing TA Cement Co.	62,000	44,371
HTC Corp.(1)	48,000	133,457
Hu Lane Associate, Inc.	30,225	145,265
Hua Nan Financial Holdings Co. Ltd.	1,095,243	794,376
Huaku Development Co. Ltd.	51,000	168,173
Huang Hsiang Construction Corp.	31,000	41,004
Hung Ching Development & Construction Co. Ltd.	31,000	36,921
Hung Sheng Construction Ltd.	59,880	48,252
Huxen Corp.	3,000	5,502
Hycon Technology Corp.	10,351	77,547
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	15,312
Ibase Technology, Inc.	1,000	1,446
IBF Financial Holdings Co. Ltd.	420,806	241,689
Ichia Technologies, Inc.	57,000	33,983
IEI Integration Corp.	20,000	31,403
Info-Tek Corp.	19,000	42,539
Innodisk Corp.	13,160	95,973
Innolux Corp.	1,659,000	1,035,179
Inpaq Technology Co. Ltd.(1)	30,000	73,928
Integrated Service Technology, Inc.	28,000	56,665
Interactive Digital Technologies, Inc.	8,000	21,086
International CSRC Investment Holdings Co.	233,000	213,610

International Games System Co. Ltd.	9,000	252,082
Inventec Corp.	784,000	724,065
ITE Technology, Inc.(2)	34,000	126,870
ITEQ Corp.(2)	65,000	295,569
Jentech Precision Industrial Co. Ltd.	3,000	47,155
Jess-Link Products Co. Ltd.	18,000	24,149
Jih Lin Technology Co. Ltd.	11,000	42,579
Kaimei Electronic Corp.	21,000	87,557
KEE TAI Properties Co. Ltd.	28,000	15,115
Kenda Rubber Industrial Co. Ltd.	124,800	132,126
Kindom Development Co. Ltd.	134,200	185,314
King Slide Works Co. Ltd.	3,000	51,941
King Yuan Electronics Co. Ltd.	327,000	508,910
King's Town Bank Co. Ltd.	210,000	303,281
Kinik Co.	50,000	158,273
Kinpo Electronics	279,000	137,910
Kinsus Interconnect Technology Corp.	88,000	758,011
KMC Kuei Meng International, Inc.	10,000	71,745
KNH Enterprise Co. Ltd.	23,000	20,491
KS Terminals, Inc.	16,000	53,319
Kung Long Batteries Industrial Co. Ltd.	48,000	237,016
Kung Sing Engineering Corp.	70,400	21,445
Kuo Toong International Co. Ltd.	67,000	49,537
Kuo Yang Construction Co. Ltd.	49,727	41,745
L&K Engineering Co. Ltd.	20,000	20,161
Lanner Electronics, Inc.	18,000	32,473
Largan Precision Co. Ltd.	10,000	712,663
Leadtek Research, Inc.(1)	33,000	87,317
Lealea Enterprise Co. Ltd.(1)	101,000	39,191
Lelon Electronics Corp.	12,138	29,265
Lemtech Holdings Co. Ltd.	6,898	41,922
Li Cheng Enterprise Co. Ltd.(1)	1,071	844
Li Peng Enterprise Co. Ltd.(1)	391,000	139,749
Lian HWA Food Corp.	17,710	43,137
Lien Hwa Industrial Holdings Corp.	7,656	15,793
Lingsen Precision Industries Ltd.(1)	131,000	131,330
Lion Travel Service Co. Ltd.(1)	1,000	3,062
Lite-On Technology Corp.	340,000	735,089
Liton Technology Corp.	18,000	32,309
Long Bon International Co. Ltd.(1)	4,800	3,072
Longchen Paper & Packaging Co. Ltd.(2)	140,587	121,196
Longwell Co.	17,000	31,716
Lotes Co. Ltd.(2)	20,251	499,198
Lotus Pharmaceutical Co. Ltd.	1,000	4,007
Lucky Cement Corp.	60,000	24,492
Lumax International Corp. Ltd.	10,000	24,776
Lung Yen Life Service Corp.	18,000	28,431
Macauto Industrial Co. Ltd.	11,000	30,695
Machvision, Inc.(1)	13,039	110,248
Macronix International Co. Ltd.	419,000	635,270
Makalot Industrial Co. Ltd.	14,825	123,718
Marketech International Corp.	25,000	135,523
Materials Analysis Technology, Inc.	20,000	95,812
Mechema Chemicals International Corp.	2,000	11,314

MediaTek, Inc.	68,000	2,465,043
Mega Financial Holding Co. Ltd.	583,000	716,423
Mercuries & Associates Holding Ltd.	55,000	46,361
Mercuries Life Insurance Co. Ltd.(1)	330,220	110,149
Merida Industry Co. Ltd.	36,000	386,610
Merry Electronics Co. Ltd.	6,000	19,706
Micro-Star International Co. Ltd.	103,000	602,715
Microbio Co. Ltd.(1)	6,589	15,361
MIN AIK Technology Co. Ltd.(1)	35,000	31,713
Mirle Automation Corp.	41,000	61,882
Mitac Holdings Corp.	193,560	222,707
momo.com, Inc.	7,500	479,098
MOSA Industrial Corp.	48,000	68,576
Motech Industries, Inc.	93,000	110,431
MPI Corp.	18,000	72,053
Nak Sealing Technologies Corp.	15,000	46,816
Namchow Holdings Co. Ltd.	33,000	58,011
Nan Kang Rubber Tire Co. Ltd.	32,000	44,405
Nan Liu Enterprise Co. Ltd.	6,000	25,461
Nan Pao Resins Chemical Co. Ltd.	11,000	56,936
Nan Ya Plastics Corp.	483,000	1,431,012
Nan Ya Printed Circuit Board Corp.	33,000	737,145
Nantex Industry Co. Ltd.(2)	91,000	276,374
Nanya Technology Corp.	152,000	403,989
Netronix, Inc.	29,000	59,169
Newmax Technology Co. Ltd.(1)	1,000	1,341
Nichidenbo Corp.	36,000	68,670
Nien Made Enterprise Co. Ltd.	39,000	531,280
Niko Semiconductor Co. Ltd.	13,000	37,944
Nishoku Technology, Inc.	6,000	17,848
Novatek Microelectronics Corp.	80,000	1,332,110
Nuvoton Technology Corp.	2,428	13,492
Nyquest Technology Co. Ltd.	10,000	56,730
O-Bank Co. Ltd.	189,430	52,751
O-TA Precision Industry Co. Ltd.	14,000	77,553
Ocean Plastics Co. Ltd.	30,000	37,762
OptoTech Corp.	157,000	327,258
Orient Semiconductor Electronics Ltd.(1)	230,000	204,986
Oriental Union Chemical Corp.(1)	8,000	6,486
P-Duke Technology Co. Ltd.	2,105	5,434
Pacific Hospital Supply Co. Ltd.	11,099	28,331
Paiho Shih Holdings Corp.	1,000	1,210
Pan Jit International, Inc.(2)	235,000	928,320
Pan-International Industrial Corp.	244,000	339,026
Parade Technologies Ltd.(2)	2,000	152,357
PChome Online, Inc.	33,000	160,479
Pegatron Corp.	192,000	458,842
Pegavision Corp.	8,000	129,870
PharmaEngine, Inc.	24,000	49,540
Pharmally International Holding Co. Ltd.(1)	1,282	2,610
Phihong Technology Co. Ltd.(1)	67,000	86,795
Phison Electronics Corp.	17,000	252,326
Pixart Imaging, Inc.	22,000	121,192
Polytronics Technology Corp.	2,094	9,035

Pou Chen Corp.	414,000	475,704
Power Wind Health Industry, Inc.	4,252	20,744
Powertech Technology, Inc.	153,000	543,626
Poya International Co. Ltd.	8,180	143,274
President Chain Store Corp.	80,000	774,142
President Securities Corp.	264,929	224,050
Primax Electronics Ltd.	107,000	202,196
Prince Housing & Development Corp.	361,000	170,819
Promate Electronic Co. Ltd.	35,000	51,035
Prosperity Dielectrics Co. Ltd.	18,000	39,796
Qisda Corp.	251,000	264,846
QST International Corp.	10,000	20,742
Quang Viet Enterprise Co. Ltd.	6,000	30,118
Quanta Computer, Inc.	317,000	976,651
Quanta Storage, Inc.	41,000	58,122
Radiant Opto-Electronics Corp.	71,000	244,786
Radium Life Tech Co. Ltd.	134,000	47,732
Realtek Semiconductor Corp.	90,000	1,785,515
Rechi Precision Co. Ltd.	41,000	27,929
Rexon Industrial Corp. Ltd.	33,000	75,647
Rich Development Co. Ltd.	92,000	31,017
Ritek Corp.(1)	64,281	20,497
Roo Hsing Co. Ltd.(1)	75,000	20,353
Ruentex Development Co. Ltd.	194,600	447,548
Ruentex Engineering & Construction Co.	23,290	101,527
Ruentex Industries Ltd.	124,800	445,494
Sampo Corp.	50,000	52,810
San Fang Chemical Industry Co. Ltd.	13,000	9,532
San Shing Fastech Corp.	17,000	33,888
Sanyang Motor Co. Ltd.	268,000	249,743
Savior Lifetec Corp.(1)	7,372	5,168
SCI Pharmtech, Inc.	9,600	27,083
Scientech Corp.	12,000	34,716
ScinoPharm Taiwan Ltd.	2,000	1,709
SDI Corp.(2)	27,000	157,802
Sea Sonic Electronics Co. Ltd.	8,000	23,815
Senao International Co. Ltd.	1,000	1,167
Senao Networks, Inc.	7,000	24,342
Sensortek Technology Corp.	6,000	107,621
Sesoda Corp.	76,997	97,500
Shanghai Commercial & Savings Bank Ltd. (The)	578,000	961,498
Sheng Yu Steel Co. Ltd.	40,000	45,646
ShenMao Technology, Inc.	17,000	51,173
Shih Her Technologies, Inc.	24,000	59,794
Shih Wei Navigation Co. Ltd.(1)	48,000	73,033
Shihlin Paper Corp.(1)	37,000	89,874
Shin Foong Specialty & Applied Materials Co. Ltd.	18,000	116,492
Shin Kong Financial Holding Co. Ltd.	1,952,740	739,688
Shin Zu Shing Co. Ltd.	36,536	123,445
Shining Building Business Co. Ltd.(1)	125,000	48,057
Shinkong Insurance Co. Ltd.	14,000	23,623
Shinkong Synthetic Fibers Corp.	227,000	157,396
Shiny Chemical Industrial Co. Ltd.	14,666	72,556
ShunSin Technology Holding Ltd.	12,000	40,978

Shuttle, Inc.(1)	85,000	36,568
Sigurd Microelectronics Corp.	178,063	377,649
Silergy Corp.	2,000	338,037
Silicon Integrated Systems Corp.(2)	170,640	157,411
Silicon Optronics, Inc.	24,000	122,496
Simplo Technology Co. Ltd.	35,000	412,180
Sinbon Electronics Co. Ltd.	4,000	36,656
Sincere Navigation Corp.	79,060	82,074
Singatron Enterprise Co. Ltd.	25,000	24,636
Sinher Technology, Inc.	15,000	22,192
Sinmag Equipment Corp.	9,000	33,974
Sino-American Silicon Products, Inc.	126,000	935,184
Sinon Corp.	128,000	130,985
SinoPac Financial Holdings Co. Ltd.	2,139,000	1,173,612
Sinopower Semiconductor, Inc.	6,000	32,352
Sinyi Realty, Inc.	34,000	39,677
Sitronix Technology Corp.	43,000	433,471
Siward Crystal Technology Co. Ltd.	28,000	40,777
Soft-World International Corp.	4,000	13,614
Solar Applied Materials Technology Corp.(2)	248,670	437,760
Sonix Technology Co. Ltd.	43,000	142,402
Speed Tech Corp.	34,000	95,696
St Shine Optical Co. Ltd.	4,000	43,027
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	22,792
Standard Foods Corp.	18,000	32,936
Stark Technology, Inc.	25,000	63,902
Sunjuice Holdings Co. Ltd.	3,000	38,386
Sunny Friend Environmental Technology Co. Ltd.	10,000	71,425
Sunonwealth Electric Machine Industry Co. Ltd.	32,000	47,889
Sunplus Technology Co. Ltd.	25,000	37,039
Sunrex Technology Corp.	12,000	19,928
Supreme Electronics Co. Ltd.	49,755	80,020
Swancor Holding Co. Ltd.	10,000	31,636
Sweeten Real Estate Development Co. Ltd.	4,320	4,429
Symtek Automation Asia Co. Ltd.	9,000	36,412
Syncmold Enterprise Corp.	32,000	78,685
Synnex Technology International Corp.	283,000	592,289
Systex Corp.	17,000	52,218
T3EX Global Holdings Corp.	42,213	210,055
TA Chen Stainless Pipe(1)(2)	378,133	622,689
Ta Ya Electric Wire & Cable	120,154	105,792
TA-I Technology Co. Ltd.	31,750	75,789
TAI Roun Products Co. Ltd.	23,000	12,618
Tai Tung Communication Co. Ltd.(1)	42,000	29,476
Taichung Commercial Bank Co. Ltd.	797,619	340,685
TaiDoc Technology Corp.	15,000	92,664
Taiflex Scientific Co. Ltd.	22,000	37,460
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	1,057
Taimide Tech, Inc.	16,000	24,641
Tainan Spinning Co. Ltd.(2)	189,000	153,757
Taishin Financial Holding Co. Ltd.	2,263,317	1,511,316
Taisun Enterprise Co. Ltd.	4,000	3,832
Taita Chemical Co. Ltd.(2)	77,000	92,859
Taiwan Business Bank	1,431,853	493,767

Taiwan Cement Corp.(2)	664,004	1,096,129
Taiwan Cogeneration Corp.	48,000	65,830
Taiwan Cooperative Financial Holding Co. Ltd.	1,440,324	1,227,778
Taiwan FamilyMart Co. Ltd.	1,000	9,112
Taiwan Fertilizer Co. Ltd.	148,000	362,076
Taiwan Fire & Marine Insurance Co. Ltd.	41,000	29,457
Taiwan FU Hsing Industrial Co. Ltd.	29,000	42,581
Taiwan Glass Industry Corp.	222,000	211,130
Taiwan High Speed Rail Corp.	386,000	411,327
Taiwan Hon Chuan Enterprise Co. Ltd.	89,000	213,907
Taiwan Hopax Chemicals Manufacturing Co. Ltd.(2)	41,000	98,493
Taiwan Mask Corp.	24,000	86,883
Taiwan Mobile Co. Ltd.	277,000	965,814
Taiwan Navigation Co. Ltd.	76,000	102,962
Taiwan Paiho Ltd.	92,000	256,834
Taiwan PCB Techvest Co. Ltd.	73,000	121,385
Taiwan Sakura Corp.	4,000	9,715
Taiwan Secom Co. Ltd.	44,000	165,184
Taiwan Semiconductor Co. Ltd.	14,000	38,499
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	271,928	31,856,365
Taiwan Shin Kong Security Co. Ltd.	7,070	10,094
Taiwan Styrene Monomer	30,000	18,225
Taiwan Surface Mounting Technology Corp.	64,000	268,486
Taiwan TEA Corp.(1)	17,000	11,787
Taiwan Union Technology Corp.	70,000	254,724
Taiyen Biotech Co. Ltd.	24,000	28,591
Tatung Co. Ltd.(1)	38,000	48,383
Tatung System Technologies, Inc.	21,000	30,896
TCI Co. Ltd.	19,000	141,442
Teco Electric and Machinery Co. Ltd.	391,000	432,596
Test Research, Inc.	48,000	99,319
Test Rite International Co. Ltd.	33,000	24,352
Tex-Ray Industrial Co. Ltd.	40,000	19,797
Thermaltake Technology Co. Ltd.	12,097	17,139
Thinking Electronic Industrial Co. Ltd.	13,000	70,018
Thye Ming Industrial Co. Ltd.	22,400	32,225
Ton Yi Industrial Corp.	148,000	68,741
Tong Hsing Electronic Industries Ltd.	5,472	59,940
Tong Yang Industry Co. Ltd.	125,000	146,720
Top Bright Holding Co. Ltd.	8,000	35,103
Topco Scientific Co. Ltd.	45,000	235,720
Topkey Corp.	6,000	30,075
Topoint Technology Co. Ltd.	51,000	76,041
TPK Holding Co. Ltd.(2)	103,000	146,138
Trade-Van Information Services Co.	2,000	3,572
Transcend Information, Inc.	16,000	39,752
Tripod Technology Corp.	88,000	394,086
Tsann Kuen Enterprise Co. Ltd.	55,000	79,636
TSC Auto ID Technology Co. Ltd.	8,000	57,787
TSRC Corp.	126,000	147,945
Ttet Union Corp.	6,000	34,576
TTFB Co. Ltd.	1,000	8,228
Tul Corp.	13,000	82,167
Tung Ho Steel Enterprise Corp.	152,760	330,464

Tung Thih Electronic Co. Ltd.	1,000	6,546
TXC Corp.	90,000	340,240
U-Ming Marine Transport Corp.	80,000	155,031
Ultra Chip, Inc.	20,000	173,352
Uni-President Enterprises Corp.	641,000	1,503,075
Unimicron Technology Corp.	177,000	1,445,382
Union Bank of Taiwan(1)	127,401	57,814
Unitech Computer Co. Ltd.	46,000	65,233
Unitech Printed Circuit Board Corp.(1)(2)	100,000	66,833
United Integrated Services Co. Ltd.	49,000	313,324
United Microelectronics Corp.(2)	1,639,000	3,752,138
United Renewable Energy Co. Ltd.(1)	225,085	171,095
Universal Cement Corp.	107,000	80,516
Unizyx Holding Corp.(1)	125,000	151,852
UPC Technology Corp.	209,000	158,387
Userjoy Technology Co. Ltd.	7,350	21,683
USI Corp.	262,000	293,261
Utechzone Co. Ltd.	26,000	67,803
Vanguard International Semiconductor Corp.(2)	149,000	830,113
Ventec International Group Co. Ltd.	17,000	81,614
VIA Labs, Inc.	2,000	39,454
Visual Photonics Epitaxy Co. Ltd.	44,000	240,448
Voltronic Power Technology Corp.	9,100	518,782
Wafer Works Corp.	41,000	120,634
Wah Hong Industrial Corp.	19,000	20,816
Wah Lee Industrial Corp.	37,740	122,595
Walsin Lihwa Corp.	499,000	468,804
Walsin Technology Corp.(1)	39,000	242,123
Walton Advanced Engineering, Inc.(1)	88,000	57,531
Wan Hai Lines Ltd.(2)	127,600	716,832
WEI Chih Steel Industrial Co. Ltd.(1)	29,000	41,423
Wei Chuan Foods Corp.	82,000	65,423
Weikeng Industrial Co. Ltd.	127,000	135,037
Well Shin Technology Co. Ltd.	16,000	27,759
Wholetech System Hitech Ltd.	17,000	31,366
Win Semiconductors Corp.	45,000	585,365
Winbond Electronics Corp.	654,000	752,020
Winstek Semiconductor Co. Ltd.	22,000	24,911
Wisdom Marine Lines Co. Ltd.	108,378	285,016
Wistron Corp.	741,000	761,317
Wistron Information Technology & Services Corp.	8,000	24,196
Wistron NeWeb Corp.	127,000	337,256
Wiwynn Corp.	5,000	187,700
Wowprime Corp.	29,000	144,642
WPG Holdings Ltd.	271,000	488,504
WT Microelectronics Co. Ltd.	128,000	291,654
WUS Printed Circuit Co. Ltd.	9,000	9,372
XinTec, Inc.	20,000	99,124
Xxentria Technology Materials Corp.	16,000	38,691
Yageo Corp.	10,000	163,348
Yang Ming Marine Transport Corp.(1)(2)	325,000	1,334,568
YC INOX Co. Ltd.	78,486	88,294
Yea Shin International Development Co. Ltd.	35,000	28,794
Yem Chio Co. Ltd.	99,579	53,672

Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,187
YFY, Inc.	336,000	415,055
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	30,823
Yieh Phui Enterprise Co. Ltd.(1)(2)	164,000	140,376
Young Fast Optoelectronics Co. Ltd.(1)	39,000	40,708
Youngtek Electronics Corp.	43,000	131,429
Yuanta Financial Holding Co. Ltd.	1,624,440	1,380,191
Yulon Finance Corp.	49,530	299,559
Yulon Motor Co. Ltd.	155,397	227,789
YungShin Global Holding Corp.	3,000	4,668
Zeng Hsing Industrial Co. Ltd.	15,000	77,867
Zenitron Corp.	50,000	56,853
Zero One Technology Co. Ltd.	16,000	25,453
Zhen Ding Technology Holding Ltd.	170,000	596,023
Zinwell Corp.(1)	75,000	58,194
Zippy Technology Corp.	3,000	5,048
ZongTai Real Estate Development Co. Ltd.	2,000	2,908
		172,955,087
Thailand — 2.1%
AAPICO Hitech PCL, NVDR	54,200	38,129
Advanced Info Service PCL, NVDR	122,100	745,288
AEON Thana Sinsap Thailand PCL, NVDR	24,000	128,977
Airports of Thailand PCL, NVDR	146,100	258,752
Amanah Leasing PCL, NVDR	119,000	16,361
Amata Corp. PCL, NVDR	263,000	151,187
Ananda Development PCL, NVDR(1)	53,000	2,432
AP Thailand PCL, NVDR	804,800	207,584
Asia Aviation PCL, NVDR(1)	56,600	4,086
Asia Plus Group Holdings PCL, NVDR	561,700	57,563
Asia Sermkij Leasing PCL, NVDR	35,700	42,197
Asian Sea Corp. PCL, NVDR	72,150	34,789
Asset World Corp. PCL, NVDR(1)	529,200	66,935
B Grimm Power PCL, NVDR	143,400	167,795
Bangchak Corp. PCL, NVDR	301,300	215,629
Bangkok Airways PCL, NVDR(1)	59,900	17,142
Bangkok Bank PCL, NVDR	74,200	247,747
Bangkok Chain Hospital PCL, NVDR	325,600	206,079
Bangkok Dusit Medical Services PCL, NVDR	692,100	457,255
Bangkok Expressway & Metro PCL, NVDR	222,600	55,784
Bangkok Land PCL, NVDR	2,403,600	74,807
Bangkok Life Assurance PCL, NVDR	418,400	357,207
Banpu PCL, NVDR	1,075,766	328,770
Banpu Power PCL, NVDR	69,100	34,359
BCPG PCL, NVDR	27,900	10,317
Beauty Community PCL, NVDR(1)	64,400	2,873
BEC World PCL, NVDR(1)	495,000	208,552
Berli Jucker PCL, NVDR	11,300	11,050
BG Container Glass PCL, NVDR	56,100	17,166
BTS Group Holdings PCL, NVDR	218,600	59,598
Bumrungrad Hospital PCL, NVDR	35,400	150,752
Cal-Comp Electronics Thailand PCL, NVDR	440,158	40,389
Carabao Group PCL, NVDR	10,500	35,242
Central Pattana PCL, NVDR	160,300	247,159
Central Retail Corp. PCL, NVDR	171,066	162,313

CH Karnchang PCL, NVDR	368,600	231,628
Charoen Pokphand Foods PCL, NVDR	381,600	269,000
Chularat Hospital PCL, NVDR	953,200	109,489
CK Power PCL, NVDR	121,300	17,528
Com7 PCL, NVDR	167,200	383,729
Country Group Development PCL, NVDR(1)	979,000	13,932
CP ALL PCL, NVDR	223,300	386,831
Delta Electronics Thailand PCL, NVDR	13,400	177,932
Demco PCL, NVDR(1)	222,400	24,627
Dhipaya Group Holdings PCL, NVDR(1)	48,200	79,028
Diamond Building Products PCL, NVDR	51,200	11,331
Dynasty Ceramic PCL, NVDR	744,300	60,359
Eastern Polymer Group PCL, NVDR	299,300	98,511
Eastern Water Resources Development and Management PCL, NVDR	50,300	13,733
Ekachai Medical Care PCL, NVDR	150,000	36,413
Electricity Generating PCL, NVDR	49,000	240,929
Energy Absolute PCL, NVDR	113,000	274,480
Erawan Group PCL (The), NVDR(1)	77,040	6,400
Esso Thailand PCL, NVDR(1)	180,200	38,572
GFPT PCL, NVDR	188,400	65,443
Global Power Synergy PCL, NVDR	62,600	136,190
Gulf Energy Development PCL, NVDR	157,420	183,063
Gunkul Engineering PCL, NVDR	1,165,900	156,627
Haad Thip PCL, NVDR	13,900	14,485
Hana Microelectronics PCL, NVDR	51,900	143,823
Home Product Center PCL, NVDR	549,000	221,410
Ichitan Group PCL, NVDR	86,500	25,807
Indorama Ventures PCL, NVDR	180,100	209,109
IRPC PCL, NVDR	1,824,600	201,514
Italian-Thai Development PCL, NVDR(1)	1,600,500	96,637
Jasmine International PCL, NVDR	1,051,500	89,021
Jay Mart PCL, NVDR	68,641	101,538
JMT Network Services PCL, NVDR	27,900	48,642
JWD Infologistics PCL, NVDR	210,600	94,918
KCE Electronics PCL, NVDR	161,100	438,803
KGI Securities Thailand PCL, NVDR	718,500	129,596
Khon Kaen Sugar Industry PCL, NVDR(1)	380,000	39,223
Kiatnakin Phatra Bank PCL, NVDR	55,300	93,702
Krung Thai Bank PCL, NVDR	375,100	125,402
Krungthai Card PCL, NVDR	55,500	88,020
Land & Houses PCL, NVDR	1,409,700	348,472
Lanna Resources PCL, NVDR	86,300	41,872
LPN Development PCL, NVDR	441,700	61,808
Major Cineplex Group PCL, NVDR	59,700	32,662
MBK PCL, NVDR(1)	180,600	70,704
MC Group PCL, NVDR	20,300	5,401
MCS Steel PCL, NVDR	139,300	59,008
Mega Lifesciences PCL, NVDR	88,500	138,744
Minor International PCL, NVDR(1)	213,300	172,125
MK Restaurants Group PCL, NVDR	9,300	13,851
Muangthai Capital PCL, NVDR	104,800	173,768
Namyong Terminal PCL, NVDR	30,600	3,701
Noble Development PCL, NVDR	205,200	36,695
Northeast Rubber PCL, NVDR	156,200	33,800

Origin Property PCL, NVDR	197,400	61,436
Osotspa PCL, NVDR	70,900	67,179
Plan B Media PCL, NVDR(1)	685,000	132,043
Polyplex Thailand PCL, NVDR	98,600	67,191
Precious Shipping PCL, NVDR	176,200	81,923
Premier Marketing PCL, NVDR	72,700	20,424
Prima Marine PCL, NVDR	190,000	34,075
Property Perfect PCL, NVDR	730,710	10,570
PTG Energy PCL, NVDR	202,400	86,244
PTT Exploration & Production PCL, NVDR	175,900	589,006
PTT Global Chemical PCL, NVDR	222,100	369,329
PTT Oil & Retail Business PCL, NVDR	336,000	248,806
PTT PCL, NVDR	886,100	928,987
Quality Houses PCL, NVDR	2,354,000	154,923
Raimon Land PCL, NVDR(1)	1,000,000	27,585
Rajthanee Hospital PCL, NVDR	65,600	65,971
Ratch Group PCL, NVDR	56,400	72,254
Ratchthani Leasing PCL, NVDR	604,400	71,733
Regional Container Lines PCL, NVDR	204,800	246,838
Rojana Industrial Park PCL, NVDR	239,200	45,251
RS PCL, NVDR(1)	87,900	54,981
S Hotels & Resorts PCL, NVDR(1)	289,200	25,851
Samart Corp. PCL, NVDR(1)	72,200	13,128
Sansiri PCL, NVDR	4,058,700	144,422
Sappe PCL, NVDR	20,300	16,559
SC Asset Corp. PCL, NVDR	350,000	33,380
SEAFCO PCL, NVDR(1)	16,100	2,102
Sermsang Power Corp. Co. Ltd., NVDR	187,880	69,089
Siam Cement PCL (The), NVDR	51,800	571,032
Siam City Cement PCL, NVDR	4,300	19,969
Siam Commercial Bank PCL (The), NVDR	101,100	364,981
Siam Global House PCL, NVDR	400,872	227,199
Siamgas & Petrochemicals PCL, NVDR	124,500	46,080
Sikarin PCL, NVDR	21,100	7,645
Singha Estate PCL, NVDR(1)	1,000,000	53,849
Sino-Thai Engineering & Construction PCL, NVDR	350,900	137,213
Somboon Advance Technology PCL, NVDR	66,900	40,957
SPCG PCL, NVDR	87,000	45,952
Sri Trang Agro-Industry PCL, NVDR	222,500	195,808
Srisawad Corp. PCL, NVDR	93,200	165,509
Srisawad Finance PCL, NVDR	45,700	39,245
Srivichai Vejvivat PCL, NVDR	93,400	31,026
Star Petroleum Refining PCL, NVDR(1)	381,900	101,574
STP & I PCL, NVDR(1)	90,600	12,447
Supalai PCL, NVDR	165,800	102,543
Super Energy Corp. PCL, NVDR	6,234,700	174,099
Synnex Thailand PCL, NVDR	53,900	46,694
Taokaenoi Food & Marketing PCL, NVDR	51,600	10,177
Tata Steel Thailand PCL, NVDR(1)	498,600	21,492
Thai Airways International PCL, NVDR(1)	20,500	2,020
Thai Oil PCL, NVDR	60,400	82,871
Thai Solar Energy PCL, NVDR	212,200	17,251
Thai Union Group PCL, NVDR	566,500	331,029
Thai Vegetable Oil PCL, NVDR	45,000	40,043

Thaicom PCL, NVDR	154,300	48,005
Thaifoods Group PCL, NVDR	316,200	39,034
Thanachart Capital PCL, NVDR	55,100	57,521
Thonburi Healthcare Group PCL, NVDR	59,500	59,975
Thoresen Thai Agencies PCL, NVDR	349,700	94,941
Tipco Asphalt PCL, NVDR	108,800	57,441
Tisco Financial Group PCL, NVDR	37,300	99,157
TMBThanachart Bank PCL, NVDR	1,642,100	57,798
TOA Paint Thailand PCL, NVDR	27,300	26,123
Total Access Communication PCL, NVDR	54,400	71,021
TPI Polene PCL, NVDR	400,700	19,746
TPI Polene Power PCL, NVDR	537,300	65,979
TQM Corp. PCL, NVDR	26,400	82,335
True Corp. PCL, NVDR	3,243,900	433,941
TTW PCL, NVDR	43,900	14,811
U City PCL, NVDR(1)	508,700	30,085
Unique Engineering & Construction PCL, NVDR(1)	129,200	23,767
United Paper PCL, NVDR	45,600	21,771
Univentures PCL, NVDR	191,000	21,533
VGI PCL, NVDR	146,900	29,181
Vinythai PCL, NVDR	25,000	28,205
WHA Corp. PCL, NVDR	441,900	42,884
Workpoint Entertainment PCL, NVDR	45,500	29,703
		19,317,243
Turkey — 0.4%
AG Anadolu Grubu Holding AS	7,413	20,526
Akbank T.A.S.	374,701	182,193
Aksa Akrilik Kimya Sanayii AS	20,299	40,256
Aksa Enerji Uretim AS(1)	67,604	43,957
Aksigorta AS	29,226	16,155
Alarko Holding AS	23,326	18,733
Albaraka Turk Katilim Bankasi AS(1)	107,779	14,935
Anadolu Anonim Turk Sigorta Sirketi	49,944	22,973
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148	25,705
Aselsan Elektronik Sanayi Ve Ticaret AS	10,764	17,205
Aygaz AS	17,880	28,978
Bagfas Bandirma Gubre Fabrikalari AS(1)	8,329	5,986
Bera Holding AS(1)	9,303	7,131
BIM Birlesik Magazalar AS	21,144	107,635
Borusan Mannesmann Boru Sanayi ve Ticaret AS(1)	2,241	4,456
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	5,535
Cimsa Cimento Sanayi VE Ticaret AS(1)	14,219	33,918
Coca-Cola Icecek AS	15,125	96,803
Dogan Sirketler Grubu Holding AS	93,300	21,232
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,914	5,110
Enerjisa Enerji AS	12,582	12,195
Eregli Demir ve Celik Fabrikalari TAS	84,824	139,352
Ford Otomotiv Sanayi AS	4,847	84,578
Goodyear Lastikleri TAS	456	315
Gubre Fabrikalari TAS(1)	5,436	30,820
Haci Omer Sabanci Holding AS	169,302	157,568
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	19,416	10,279
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	18,108	18,157
Is Finansal Kiralama AS(1)	48,428	11,414

Is Yatirim Menkul Degerler AS	27,641	39,807
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	299,426	189,031
KOC Holding AS	82,631	169,389
Koza Altin Isletmeleri AS(1)	1,658	15,393
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	51,699	74,954
Logo Yazilim Sanayi Ve Ticaret AS	1,540	5,339
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	4,532	23,847
Migros Ticaret AS(1)	28,022	85,384
MLP Saglik Hizmetleri AS(1)	7,865	18,524
NET Holding AS(1)	41,981	15,435
Nuh Cimento Sanayi AS	8,333	25,855
Pegasus Hava Tasimaciligi AS(1)	4,230	26,741
Petkim Petrokimya Holding AS(1)	30,355	17,148
Sasa Polyester Sanayi AS(1)	9,054	28,572
Sekerbank Turk AS(1)	6,054	486
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	14,657	12,535
Sok Marketler Ticaret AS	77,870	81,091
TAV Havalimanlari Holding AS(1)	51,753	102,613
Tekfen Holding AS	23,085	31,721
Tofas Turk Otomobil Fabrikasi AS	13,715	85,365
Turk Hava Yollari AO(1)	133,651	171,673
Turk Traktor ve Ziraat Makineleri AS	5,674	78,742
Turkcell Iletisim Hizmetleri AS, ADR(2)	45,579	164,084
Turkiye Garanti Bankasi AS	265,203	226,313
Turkiye Halk Bankasi AS(1)	49,552	16,969
Turkiye Is Bankasi AS, C Shares	72,570	34,798
Turkiye Petrol Rafinerileri AS(1)	17,013	186,240
Turkiye Sinai Kalkinma Bankasi AS	261,389	27,914
Turkiye Sise ve Cam Fabrikalari AS	128,771	116,961
Turkiye Vakiflar Bankasi TAO, D Shares(1)	93,367	24,921
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	777	3,215
Vestel Elektronik Sanayi ve Ticaret AS	11,329	22,769
Yapi ve Kredi Bankasi AS	420,018	96,126
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	30,757	29,228
Zorlu Enerji Elektrik Uretim AS(1)	15,853	1,934
		3,435,217
TOTAL COMMON STOCKS (Cost $868,671,975)		933,200,454
WARRANTS†
Thailand†
Banpu PCL(1)	265,866	24,616
Banpu PCL(1)	265,866	35,820
BTS Group Holdings PCL, NVDR(1)	39,820	685
BTS Group Holdings PCL(1)	19,910	301
Ekachai Medical Care PCL(1)	37,500	2,114
MBK PCL(1)	7,224	2,187
Minor International PCL, NVDR(1)	1	—
		65,723
TOTAL WARRANTS (Cost $—)		65,723
RIGHTS†
China†
CIFI Holdings Group Co. Ltd.(1)	28,481	913
India†
Indian Hotels Co. Ltd. (The)(1)	6,882	2,857

Indonesia†
Bank Raya Indonesia Tbk PT(1)	12,941		931
South Korea†
Hyundai Doosan Infracore Co. Ltd.(1)	4,619		3,305
Thailand†
Charoen Pokphand Foods PCL(1)	5,451		55
CP ALL PCL(1)	14,887		150
JMT Network Services PCL(1)	5,968		3,055
Origin Property PCL(1)	2,778		1
Plan B Media PCL(1)	54,800		2,439
			5,700
Turkey†
Bagfas Bandirma Gubre Fabrikalari AS(1)	8,329		9,663
TOTAL RIGHTS (Cost $19,958)			23,369
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $1,668)(3) (Cost $1,668)	INR	121,365	1,615
TEMPORARY CASH INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $7,923,699)	7,923,699		7,923,699
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,972,693)	5,972,693		5,972,693
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $882,589,993)			947,187,553
OTHER ASSETS AND LIABILITIES — (1.7)%			(15,671,104)
TOTAL NET ASSETS — 100.0%			$931,516,449

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.7%
Financials	18.6%
Consumer Discretionary	13.6%
Materials	11.2%
Communication Services	9.2%
Industrials	7.6%
Energy	5.7%
Consumer Staples	5.1%
Health Care	3.2%
Utilities	3.0%
Real Estate	2.3%
Temporary Cash Investments	0.9%
Temporary Cash Investments - Securities Lending Collateral	0.6%
Other Assets and Liabilities	(1.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
INR	-	Indian Rupee
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $31,344,773. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,615, which represented less than 0.05% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $33,693,236, which includes securities collateral of $27,720,543.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	21,403,427	22,568,780	—
Chile	1,284,495	3,671,389	—
China	61,593,003	224,215,144	—
Colombia	748,303	1,002,883	—
India	14,842,917	119,875,316	—
Indonesia	1,506,629	14,091,838	—
Mexico	6,466,690	12,364,382	—
Peru	1,968,430	—	—
Philippines	311,295	7,377,995	—
Russia	483,651	26,800,999	—
South Africa	5,018,417	28,524,275	—
South Korea	9,310,506	119,409,882	—
Taiwan	34,882,261	138,072,826	—
Turkey	164,084	3,271,133	—
Other Countries	—	51,969,504	—
Warrants	—	65,723	—
Rights	—	23,369	—
Corporate Bonds	—	1,615	—
Temporary Cash Investments	7,923,699	—	—
Temporary Cash Investments - Securities Lending Collateral	5,972,693	—	—
	173,880,500	773,307,053	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.